UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2015

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-6
Growth Fund	7-10
Income Fund	11-16
Core Income Fund	17-19
Value Fund	20-22
Master Allocation Fund	23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26-27

Financial Highlights
Capital Income Fund	28-30
Growth Fund	31-33
Income Fund	34-36
Core Income Fund	37-39
Value Fund	40-42
Master Allocation Fund	43-45

Notes to Financial Statements	46-55

Expense Examples	56

Other Information	60

Dear Fellow Shareholder:

As we enter the second half of 2015, we are optimistic that the global economy has reached an important—and long-awaited—turning point. We believe that the markets are finally freeing themselves of the after-effects of the 2008 financial crisis and can now enter a period of recovery that should move forward at a slow-but-steady pace.

MARKET REVIEW

We believe that we are reaching the final act of this prolonged credit crisis as Greece agrees to a resolution of its banking and credit woes, and the Fed might soon begin raising short-term rates. By incrementally increasing rates over time, the Fed would not only positively declare that the U.S. economy is in growth mode, but also provide additional investable cash for investors who rode out the storm in Treasuries and other cash equivalents.

As the recovery continues, however, the market and the economy are far from linear and don’t necessarily move in tandem. For example, while some express concern about the weakness in Emerging Market equities, the decline in the cyclical sectors and the flattening of the yield curve, we believe that a careful review of the data shows evidence of strengthening fundamentals in several areas:

•

Second quarter reports from the U.S. and Japan are beating expectations, while results from Europe are the most encouraging we have seen in over five years. In general, leaders across many sectors are becoming more positive about the future of the Eurozone. Despite continuing caution with respect to the Emerging Markets, it is encouraging that certain sectors (e.g., luxury goods and automotives) beat expectations for the quarter.

•

Corporate balance sheets are in relatively good shape and we believe that we will continue to see significant M&A activity. Historically, corporates leverage upward for two to three years before the cycle rolls over.

•

In the Eurozone, the recovery is broadening, as evidenced by improving economic confidence and the continued easing of credit restrictions. As a result, the Euro could stay flat (or even down), which has the potential to bolster export activity.

•

Japan is experiencing positive wage growth and we see no signs of an unsettling event such as last year’s sales tax increase. Not only are EPS revisions positive, we believe that Japan could generate EPS growth of 15-20% per annum for the next couple of years. As structural reforms continue, corporations are working to optimize their balance sheets and improve ROEs.

•

Market sentiment has not been this bearish since April 2013. In response, it appears that many investors have opted to remove risk from their portfolios. For example, in the first half of the year, the defensive sectors moved up to close the performance gap with cyclicals, while inflows to Emerging Markets recently declined. Historically, extremes in market sentiment have been a strong indicator that the market is poised to go in direct opposition to the prevailing sentiment. For example, the periods of extreme bearish sentiment in 2002 and 2009 were followed by significant rallies in stock prices.

EQUITY MARKETS

The equity market closed the quarter with mixed performance as geopolitical concerns, average corporate earnings and high absolute valuations impacted market sentiment. While volatility remained a concern, however, the equity markets gained support from low interest rates, continued low inflation and global easing.

•	Thus far this year, small cap stocks, which slightly outpaced large caps, are the performance leaders.

•

For the second consecutive quarter, the health care sector posted the strongest quarterly returns, followed by consumer discretionary and financials. With interest rates rising, utilities again took its place at the bottom of the performance roster.

•	Year-to-date, growth stocks increased their lead over value in all market segments, especially in the small cap market.

We continue to believe that equities offer investors the best opportunities for long-term growth. While it is certainly true that some segments of the market are probably overvalued, others are certainly undervalued. This has always been the case and is unlikely to change. As always, we at API will continue to focus on leveraging disparities in the marketplace and identifying those investment opportunities that we believe offer the highest likelihood for success.

INCOME MARKETS

In recent months, income investors have faced some formidable obstacles in the marketplace since high yields, utilities, basic materials, investment grade debt, REITS, etc. are all down sharply. These conditions have made it extremely challenging to generate total returns in excess of 8-9%—the levels needed to move fund Net Asset Value (NAV) higher. As a result, there have been very few viable alternatives for income investors.

However, we believe that NAV could begin to move upward in the near future as the result of one or more of the following events:

•

The Fed makes a positive statement concerning interest rates. A declaration from the Fed will eliminate a lot of uncertainty in the income markets and make it easier to value securities. Additionally, a move toward rate increases should encourage investors to return to the markets. At API, we are credit sensitive and wouldn’t mind the Fed moving rates higher.

•

Oil and commodity prices stabilize. The fallout in commodity prices has wreaked havoc on credit sensitive portfolios. Markets don’t know how to price either the downside or upside on stocks and bonds that are directly—or even indirectly—affected by this sell-off. Once these markets settle down, we believe that buyers will begin to return as soon as they are able to determine just what to expect from these holdings.

•

A broader-based market rally. Volatility has seen a sharp rise. Over a single period of several weeks, the CBOE Volatility index moved up and down over 40%, while the broader indexes moved just over 4%. Since the broader indexes are being supported by a handful of names (e.g., Apple, Facebook, Amazon and Google) the overall market environment has been more negative than the indexes lead one to believe. Since the API Income Fund has an equity component of over 20%, we believe that our NAV could significantly benefit in the event of a broader-based rally.

•

Resolution in the Business Development Corporation (BDC) Market. BDCs have confronted a lack of buying interest due to the pressure placed on this sector by the fallout in energy. However, Congress passed the “Small Business Investment Company Capital Act of 2015” (H.R. 1023) in July and (according to Compass Point

Research) Senate passage is expected in September. We believe that passage of this bill will enhance BDC earnings and serve as a short-term catalyst for this group.

IN CLOSING

We believe each of our six API Funds is positioned to take advantage of the opportunities within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in API Funds and Portfolios. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.apifunds.com or contact us at 800-544-6060 with any questions or concerns about our funds.

Sincerely,

David Basten Sr.

President/CIO

API Funds & Portfolios

800.544.6060

APIFunds.com

The views and opinions in this report were current as of July 31, 2015 and are not guarantees of investment performance or investment advice. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 85.6%
Consumer Discretionary — 4.5%
Greene King PLC	14,950	$201,676
McDonald’s Corp.	2,500	249,650
MDC Partners, Inc.	12,300	216,849
Omnicom Group, Inc.	2,500	182,700
Shaw Communications, Inc.	5,000	106,000
Six Flags Entertainment Corporation	4,500	209,880
Speedway Motorsports, Inc.	5,000	104,750
Target Corporation	2,800	229,180
World Wrestling Entertainment, Inc.	12,000	234,840

		1,735,525

Consumer Staples — 9.8%
Altria Group, Inc.	4,500	244,710
Archer-Daniels-Midland Company	1,900	90,098
British American Tobacco PLC	1,800	214,200
Coca Cola Co.	2,900	119,132
ConAgra Foods, Inc.	3,700	163,022
Diageo Plc ADR	1,800	202,158
General Mills, Inc.	4,500	261,945
Imperial Tobacco Group plc	2,100	219,996
Kellogg Corporation	1,500	99,255
Kimberly-Clark Corporation	1,800	206,946
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	160,080
Kraft Foods Group, Inc.	2,900	230,463
Mondelez International, Inc.	6,500	293,345
Nestle SA	1,500	113,400
Philip Morris International, Inc.	1,800	153,954
Procter & Gamble Company	1,500	115,050
Reckitt Benckiser Group PLC	9,000	174,600
Reynolds American, Inc.	3,200	274,528
Sysco Corporation	5,000	181,550
Walgreens Boots Alliance, Inc.	1,800	173,934
Woolworths Limited	3,300	68,046

		3,760,412

Energy — 6.3%
BP plc	5,300	195,941
Cenovus Energy, Inc.	6,800	99,144
Chevron Corporation	2,550	225,624
China Petroleum & Chemical Corporation	2,860	215,101
Crescent Point Energy Corp.	3,100	47,058
Eni S.p.A. ADR	3,000	105,000
Kinder Morgan, Inc.	2,500	86,600
PetroChina Company Limited	1,700	167,263
Royal Dutch Shell PLC	3,600	206,928
Sasol Ltd. ADR	5,000	172,400
Suncor Energy, Inc.	6,900	194,304
Total SA ADR	4,000	197,160
TransCanada Corp.	6,000	233,460
Williams Companies, Inc.	5,500	288,640

		2,434,623

Financials — 16.6%
Aberdeen Asset Management plc	23,300	134,674
Aflac, Inc.	2,600	166,530
Allianz SE	11,000	180,400
Australia and New Zealand Banking Group Limited	7,100	168,980
Aviva plc ADR	22,000	360,580
AXA SA	8,700	228,897
Banco Santander SA	19,876	135,356
Bank of Montreal	2,100	117,327
Bank of Nova Scotia	4,500	220,995
BB&T Corporation	5,800	233,566
Blackrock, Inc.	700	235,424
Blue Capital Holdings Ltd.	4,009	65,908
Calamos Asset Management, Inc.	10,500	126,105
Canadian Imperial Bank of Commerce	1,800	128,574
Charles Schwab Corporation	9,750	340,080
Erie Indemnity Co.	3,000	258,930
Flushing Financial Corporation	8,500	176,460
Horace Mann Educators Corporation	3,000	105,720
HSBC Holdings plc	3,300	148,731
JPMorgan Chase & Co.	4,500	308,385
M & T Bank Corp.	2,000	262,300
Maiden Holdings, Ltd.	17,800	294,412
Manulife Financial Corporation	8,000	141,840
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	165,330
National Australia Bank Limited	7,000	88,340
OceanFirst Financial Corp.	7,000	122,710
PartnerRe Ltd.	1,800	244,728
SCOR SE	30,000	116,400
State Auto Financial Corp.	10,000	242,000
Svenska Handelsbanken AB	12,000	91,560
Swedbank AB	4,000	94,000
Toronto Dominion Bank	7,000	282,870
T. Rowe Price Group, Inc.	3,000	231,390
Westpac Banking Corporation	5,300	135,097

		6,354,599

Health Care — 5.2%
Astrazeneca PLC	6,400	216,256
Becton, Dickinson and Company	950	144,543
Bristol-Myers Squibb Company	3,000	196,920
Eli Lilly & Co.	1,400	118,314
GlaxoSmithKline PLC	5,000	217,200
Merck & Co., Inc.	4,500	265,320

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Novartis AG	1,600	$166,000
Pfizer, Inc.	5,900	212,754
Roche Holding AG	4,500	162,495
Sanofi ADR	5,500	296,945

		1,996,747

Industrials — 8.9%
Aircastle Ltd.	9,500	228,665
Atlantia S.p.A.	13,500	180,225
Caterpillar, Inc.	2,400	188,712
CLARCOR Inc.	2,700	162,459
Covanta Holding Corporation	10,000	197,400
Deere & Company	1,500	141,855
Emerson Electric Co.	1,500	77,625
Fly Leasing Ltd.	15,200	228,608
General Dynamics Corporation	1,500	223,665
General Electric Company	6,000	156,600
Healthcare Services Group, Inc.	3,500	122,185
HNI Corporation	2,000	99,180
Hopewell Holdings Limited	41,000	141,040
Illinois Tool Works, Inc.	1,300	116,311
Knoll, Inc.	6,600	159,720
Lockheed Martin Corporation	1,000	207,100
Macquarie Infrastructure Corporation	2,000	169,860
Nielsen N.V.	3,500	169,610
Norfolk Southern Corp.	1,300	109,629
Sydney Airport	11,000	44,330
3M Co.	800	121,072
Vinci SA	10,600	169,706

		3,415,557

Information Technology — 3.6%
Broadridge Financial Solutions, Inc.	4,000	217,080
Electrocomponents plc	27,400	85,214
IAC/InterActiveCorp	1,500	115,890
Intersil Corporation	10,000	111,300
Linear Technology Corporation	3,200	131,200
Maxim Integrated Products, Inc.	7,500	255,300
Microsoft Corporation	4,000	186,800
Paychex, Inc.	3,500	162,400
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	99,495

		1,364,679

Materials — 5.5%
Air Products and Chemicals, Inc.	1,300	185,263
Akzo Nobel N.V.	1,700	123,437
Chemours Company	720	7,862
Dow Chemical Company	7,500	352,950
E. I. du Pont de Nemours and Company	3,600	200,736
Freeport-McMoRan, Inc.	6,000	70,500
LyondellBasell Industries NV	2,000	187,660
Monsanto Corporation	1,400	142,646
Nucor Corporation	4,100	180,974
Olin Corporation	8,700	200,013
Potash Corporation of Saskatchewan	6,500	176,670
Smurfit Kappa Group PLC	4,300	129,387
Sonoco Products Co.	3,500	144,480

		2,102,578

Real Estate Investment Trusts — 10.9%
Agree Realty Corp.	5,000	154,950
Apollo Commercial Real Estate Finance, Inc.	7,000	118,160
Apollo Residential Mortgage, Inc.	7,000	101,360
CBL & Associates Poperties, Inc.	9,000	147,060
Cherry Hill Mortgage Investment Corporation	6,500	105,755
Chimera Investment Corporation	12,000	170,760
City Office REIT, Inc.	20,000	249,000
Colony Capital, Inc.	8,000	181,760
Corrections Corporation of America	5,000	175,850
Crown Castle International Corp.	1,800	147,438
Digital Realty Trust, Inc.	3,700	237,799
GEO Group, Inc.	6,000	226,500
Government Properties Income Trust	8,400	145,068
Gramercy Property Trust, Inc.	4,000	97,840
Home Properties, Inc.	3,000	221,100
Independence Realty Trust	17,500	142,975
New Senior Investment Group, Inc.	10,000	129,400
Outfront Media, Inc.	5,000	125,650
PennyMac Mortgage Investment Trust	6,500	115,440
Physicians Realty Trust	7,000	112,280
Plum Creek Timber Company, Inc.	3,400	139,400
Preferred Apartment Communities, Inc.	9,000	101,970
Rayonier, Inc.	4,500	110,700
Redwood Trust, Inc.	7,000	108,500
Ryman Hospitality Properties, Inc.	3,300	188,694
Spirit Realty Capital, Inc.	13,000	131,950
Summit Hotel Properties, Inc.	11,500	156,745
Two Harbors Investment Corp.	14,400	147,168

		4,191,272

Telecommunication Services — 8.3%
A T & T, Inc.	6,500	225,810
BCE, Inc.	7,000	287,980
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	74,888
Cogent Communications Holdings, Inc.	5,000	158,950
Millicom International Cellular S.A.	1,900	138,985
MTN Group Limited	10,500	175,665
NTT DOCOMO, Inc. ADR	12,000	252,840
Rogers Communcations, Inc.	4,500	157,860

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Singapore Telecommunications Limited	5,000	$150,350
Swisscom AG	2,700	156,519
TDC A/S	24,000	180,960
Telefonica Brasil S.A.	5,000	65,100
Telefonica S.A.	11,314	172,878
Telenor ASA	1,500	99,405
TeliaSonera AB	10,000	121,600
Telstra Corporation Limited	7,000	165,060
TELUS Corporation	5,600	191,352
Verizon Communications, Inc.	4,409	206,297
Vodafone Group PLC	5,000	188,900

		3,171,399

Utilities — 6.0%
AGL Resources, Inc.	2,200	105,776
American Electric Power Company, Inc.	2,800	158,396
CMS Energy Corporation	6,500	222,690
Dominion Resources, Inc.	2,400	172,080
DTE Energy Company	1,500	120,690
Duke Energy Corporation	2,100	155,862
Electricite de France	9,800	46,207
Empresa Nacional de Electricidad SA ADR	4,300	176,945
Enagas SA	3,300	46,299
Exelon Corporation	5,900	189,331
Iberdrola S.A.	1,850	52,115
National Grid PLC	2,000	133,240
NextEra Energy, Inc.	1,600	168,320
Pinnacle West Capital Corp.	2,700	166,617
SCANA Corp.	3,000	164,400
SSE PLC	4,100	97,006
United Utilities Group PLC	5,100	141,678

		2,317,652

Total Common Stocks		32,845,043

CORPORATE BONDS & NOTES — 1.3%
Structured Notes — 1.3%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	295,881
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	203,680

		499,561

INVESTMENT COMPANIES — 12.8%
Business Development Companies — 1.8%
Ares Capital Corp.	13,000	209,170
FS Investment Corporation	12,500	126,750
Monroe Capital Corporation	13,000	188,760
Triangle Capital Corporation	5,800	126,092
TriplePoint Venture Growth BDC Corp.	3,500	45,010

		695,782

Exchange Traded Funds — 8.4%
Arrow Dow Jones Global Yield ETF	7,000	152,180
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	102,680
Deutsche X-Trackers MSCI Brazil Hedged Equity ETF	3,000	30,582
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	2,000	59,240
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	2,500	50,825
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	195,860
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	106,575
Deutsche X-Trackers MSCI Mexico Hedged Equity ETF	2,000	45,430
iShares Asia/Pacific Dividend ETF	4,500	201,645
iShares Emerging Markets Dividend ETF	5,000	184,850
iShares International Select Dividend ETF	7,000	223,930
iShares MSCI Australia ETF	5,000	104,600
iShares MSCI Pacific ex-Japan ETF	5,200	222,664
iShares MSCI Singapore ETF	10,000	120,400
PowerShares International Dividend Achievers Portfolio	12,950	214,064
SPDR Euro STOXX 50 ETF	6,150	237,267
Vanguard FTSE Europe ETF	4,550	252,161
WisdomTree DEFA Fund	4,500	233,010
WisdomTree Europe SmallCap Dividend Fund	4,200	245,952
WisdomTree International Dividend ex-Financials Fund	5,250	226,561

		3,210,476

Money Market Funds — 2.6%
Fidelity Institutional Money Market Portfolio	1,006,004	1,006,004

Total Investment Companies		4,912,262

PREFERRED STOCKS — 0.2%
Real Estate Investment Trusts — 0.2%
Wheeler Real Estate Investment Trust, Inc., 9% Preferred Series B	4,000	93,760

Total Preferred Stocks		93,760

Total Investments — 99.9% (cost $33,650,589)		38,350,626
Other Assets in Excess of Liabilities — 0.1%		33,483

Net Assets — 100.0%		$38,384,109

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 91.0%
Consumer Discretionary — 18.0%
Amazon, Inc.*	500	$268,075
Amer Sports Oyj	8,600	250,432
Autoliv, Inc.	2,500	263,000
AutoZone, Inc.*	420	294,395
Bandai Namco Holdings, Inc.	13,000	288,340
CarMax, Inc.*	4,400	283,844
Chipotle Mexican Grill, Inc.*	400	296,892
Christian Dior SA	1,380	286,074
Drew Industries, Inc.	4,700	275,702
DSW, Inc. Class A	8,000	260,160
Dunkin’ Brands Group, Inc.	5,600	301,784
Fuji Heavy Industries Ltd.	4,000	293,800
Gentherm, Inc.*	6,000	301,980
Grupo Televisa S.A.B.	7,000	244,020
Hermes International	875	340,629
Horizon Global Corporation*	3,080	38,562
HSN, Inc.	4,200	308,742
Lear Corporation	3,000	312,210
Liberty Broadband Corporation Class A*	5,300	286,041
Liberty Broadband Corporation Class C*	5,300	283,709
Liberty Global plc Class A*	3,000	157,380
Liberty Global plc Series C*	7,400	363,636
Liberty Global plc LiLac Class A*	150	6,414
Liberty Global plc LiLac Series C*	370	15,744
Liberty Interactive Corporation*	8,000	232,400
Liberty Media Corporation Class A*	7,200	272,160
Liberty Media Corporation Class C*	3,200	120,640
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	292,900
Liberty Ventures Series A*	4,637	192,343
LKQ Corporation*	13,100	412,126
Lowe’s Companies, Inc.	3,600	249,696
LVMH Moet Hennessey Louis Vuitton SA	6,200	231,508
Michael Kors Holdings Limited*	6,700	281,333
Naspers Limited	2,000	278,200
Nike, Inc. Class B	3,300	380,226
Nitori Holdings Co., Ltd.*	5,000	449,100
O’Reilly Automotive, Inc.*	1,500	360,465
Outerwall, Inc.*	4,000	283,280
Panera Bread Co.*	1,600	326,592
Publicis Groupe SA	10,500	198,870
Rakuten, Inc.	16,500	265,650
RELX NV	16,918	281,346
Sekisui Chemical Co., Ltd.	21,000	233,310
Signet Jewelers Ltd.	2,400	290,928
Starbucks Corporation	6,400	370,752
Starz — A*	8,000	323,600
Tesla Motors, Inc.*	1,000	266,150
Thor Industries, Inc.	5,000	279,400
Toyota Motor Corporation	1,800	240,228
Tractor Supply Company	4,000	370,080
TripAdvisor, Inc.*	2,900	230,202
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,900	315,457
Yamaha Motor Co., Ltd.	11,500	261,510
Yue Yuen Industrial (Holdings) Limited	14,500	235,263

		14,547,280

Consumer Staples — 3.6%
Costco Wholesale Corporation	2,300	334,190
Diplomat Pharmacy, Inc.*	7,000	323,260
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	244,728
Fresh Del Monte Produce, Inc.	8,000	316,160
Hain Celestial Group, Inc.*	5,600	380,688
L’Oreal SA	7,000	261,100
Mead Johnson Nutrition Company	3,000	265,170
Nestle SA ADR	2,900	219,240
Pernard Ricard SA	11,000	262,680
SABMiller plc	5,500	288,448

		2,895,664

Energy — 0.9%
Delek US Holdings, Inc.	6,900	246,123
Marathon Petroleum Corporation	4,600	251,482
Valero Energy Corporation	3,900	255,840

		753,445

Financials — 11.1%
ACE Limited	2,500	271,925
Affiliated Managers Group, Inc.*	1,300	270,270
Allied World Assurance Company Holdings Ltd.	6,000	253,560
Aon plc	3,400	342,618
Aspen Insurance Holdings Ltd.	6,700	322,203
Axis Capital Holdings Ltd.	5,000	287,800
Bank of China Ltd.	555,000	305,250
Bank of Communications Co. Ltd.	375,000	330,000
Brookfield Asset Management, Inc.	9,000	313,470
Coronation Fund Managers Ltd.	30,000	183,600
Essent Group Ltd.*	8,600	251,722
Grupo Financiero Galicia S.A.	15,000	281,850
Hanover Insurance Group, Inc.	4,000	323,400
Henderson Land Development Company Limited	41,250	273,075
HFF, Inc.	8,300	380,472
Leucadia National Corporation	12,500	294,000
Manning & Napier, Inc.	23,000	230,000

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Markel Corp.*	400	$355,900
Moody’s Corp.	2,500	276,075
Noah Holdings Ltd.*	9,500	217,075
PHH Corporation*	9,000	224,640
Ping An Insurance (Group) Company of China Limited	11,500	267,490
Prudential plc	10,500	247,170
Raymond James Financial, Inc.	5,000	295,000
Remgro Ltd.	11,000	227,590
Safety Insurance Group, Inc.	4,000	231,960
Sampo Oyj	10,600	262,244
Stifel Financial Corp.*	5,000	274,750
Tokio Marine Holdings, Inc.	7,800	325,104
United Overseas Bank Limited	13,000	210,340
Voya Financial, Inc.	6,500	305,175
WisdomTree Investments, Inc.	14,300	356,070

		8,991,798

Health Care — 13.5%
Aetna, Inc.	2,700	305,019
Alkermes PLC*	4,000	280,080
Allergan plc*	1,100	364,265
Bayer AG	1,700	251,192
BioMerieux	2,200	255,178
Bruker Corporation*	16,000	336,800
Celgene Corporation*	2,100	275,625
Centene Corporation*	5,000	350,650
Chemed Corporation	2,400	356,304
Essilor International SA	4,200	268,926
Exact Sciences Corp.*	12,300	296,061
Express Scripts Holding Company*	3,600	324,252
Fresenius Medical Care AG & Co. KGaA	6,800	278,120
Genmab A/S*	2,600	244,738
Grifols S.A. ADR	6,600	214,170
ICON PLC*	5,200	420,160
Lannett Company, Inc.*	5,400	321,840
Mallinckrodt PLC*	2,242	277,918
Medidata Solutions, Inc.*	5,300	285,140
Merit Medical Systems, Inc.*	14,500	370,620
Mylan, Inc.*	4,800	268,752
Novo Nordisk A/S ADR	5,000	294,800
Omnicare, Inc.	3,700	358,345
Omnicell, Inc.*	7,000	255,640
Perrigo Company plc	992	190,662
Prestige Brands Holdings, Inc.*	6,800	323,816
Regeneron Pharmaceuticals, Inc.*	700	387,562
Roche Holding AG	6,000	216,660
Sinopharm Group Co.	60,500	240,125
Sirona Dental Systems, Inc.*	2,800	290,584
STERIS Corporation	4,500	311,085
Thoratec Corporation*	6,300	398,727
UCB SA	2,800	216,692
Universal American Corp.	29,000	268,830
Valeant Pharmaceuticals International, Inc.*	1,500	386,295
VCA, Inc.*	6,500	399,945

		10,885,578

Industrials — 16.7%
Aircastle Ltd.	14,000	336,980
Allegion PLC	5,100	322,422
Allison Transmission Holdings, Inc.	9,000	262,620
A.P. Moeller-Maersk A/S	24,200	204,006
Argan, Inc.	8,100	314,928
Ashtead Group Plc	3,900	236,574
Assa Abloy AB	27,300	275,730
B/E Aerospace, Inc.	3,000	146,130
Canadian National Railway Company	3,800	237,234
Canadian Pacific Railway Limited	1,500	241,275
China Communications Construction Company Ltd.	11,000	293,260
C.H. Robinson Worldwide, Inc.	4,000	280,600
CIRCOR International, Inc.	3,300	157,839
Columbus McKinnon Corporation*	10,000	234,600
Copart, Inc.*	7,000	252,210
Danaher Corporation	3,100	283,836
Embraer SA ADR	6,500	181,025
Fortune Brands Home & Security, Inc.	6,500	310,375
Gamesa Corporacion Tecnologica, S.A.	14,000	221,620
GEA Group AG	4,700	199,280
Hexcel Corp.*	5,900	306,151
Honeywell International, Inc.	2,600	273,130
IDEX Corporation	3,300	250,899
Ingersoll-Rand plc	3,400	208,760
KLX, Inc.*	6,500	255,320
Landstar Systems, Inc.	4,300	309,729
Mathews International Corporation	6,000	323,100
Middleby Corporation*	3,300	404,910
Mobile Mini, Inc.*	6,100	226,493
Mueller Industries, Inc.	9,200	297,804
Nippon Yusen Kabushiki Kaisha	45,000	246,150
Nordson Corporation	3,500	259,385
PGT, Inc.*	28,500	457,995
Precision Castparts Corp.	1,150	224,158
Quanex Building Products Corporation	14,000	281,120
Rockwell Collins, Inc.	3,400	287,708
Secom Co. Ltd.	16,000	269,600
Sensata Technologies Holdings N.V.*	6,500	333,580
SGS SA	11,300	215,265

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Simpson Manufacturing Co., Inc.	7,100	$254,322
SMC Corporation	900	228,483
Teledyne Technologies, Inc.*	3,000	311,010
Toro Company	4,500	307,485
Towers Watson & Co.	2,300	291,594
TriMas Corporation*	7,700	180,950
U.S. Ecology, Inc.	6,500	298,285
Viad Corp.	10,000	286,700
Wabtec Corp.	3,600	364,284
Waste Connnections, Inc.	6,000	300,780
Woodward, Inc.	5,500	271,480

		13,519,174

Information Technology — 19.4%
Accenture plc	3,600	371,196
Alibaba Group Holding Ltd.*	3,000	235,020
Alliance Data Systems Corporation*	1,000	275,040
Amadeus IT Holding SA	6,100	266,875
Amdocs Ltd.	5,000	293,250
AMS AG	6,500	282,295
Apple, Inc.	2,500	303,250
Automatic Data Processing, Inc.	3,500	279,195
Baidu, Inc.*	1,100	189,926
Benefitfocus, Inc.*	7,000	260,680
CACI International, Inc. Class A*	3,100	254,603
Cadence Design Systems, Inc.*	14,300	299,871
Cardtronics, Inc.*	6,500	240,955
CDK Global, Inc.	5,500	284,020
CDW Corporation of Delaware	8,000	287,440
Cielo SA	17,856	226,771
Criteo SA*	7,000	372,610
CyberArk Software Ltd*	4,700	277,911
eBay, Inc.*	3,500	98,420
Electronic Arts, Inc.*	4,500	321,975
Ellie Mae, Inc.*	5,300	415,785
Facebook, Inc.*	3,300	310,233
Factset Research Systems, Inc.	2,000	331,320
Fitbit, Inc.*	2,000	95,200
Fleetmatics Group PLC*	6,700	320,729
Fortinet, Inc.*	7,700	367,598
Genpact Limited*	12,000	266,520
Google, Inc. Class A*	250	164,375
Google, Inc. Class C*	250	156,403
Harris Corp.	3,600	298,584
Hexagon AB	7,450	240,859
Infosys Limited	14,000	236,740
Intel Corporation	8,400	243,180
Intuit, Inc.	3,000	317,310
IPG Photonics Corporation*	2,800	258,216
j2 Global, Inc.	5,100	359,040
Littlefuse, Inc.	2,700	248,400
Mentor Graphics Corp.	10,400	271,336
Mobileye N.V.*	6,300	378,630
Nintendo Co., Ltd.	18,300	402,783
OmniVision Technologies, Inc.*	10,000	244,200
Oracle Corp.	6,200	247,628
Palo Alto Networks, Inc.*	1,600	297,328
PayPal Holdings, Inc.*	3,500	135,450
Playtech plc	17,600	249,216
PTC, Inc.*	6,500	236,275
SAP SE	3,400	243,678
Silicon Motion Technology Corporation	9,300	244,776
Skyworks Solutions, Inc.*	3,000	287,010
Synchronoss Technologies, Inc.*	5,000	239,000
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	221,100
Take-Two Interactive Software, Inc.*	11,500	363,170
Tokyo Electron Limited	16,500	226,545
U-Blox AG*	1,300	275,483
Ultimate Software Group, Inc.*	1,500	276,315
Vantiv, Inc.*	6,500	286,000
WebMD Health Corp.*	6,500	283,270
Wipro Limited	19,400	239,784

		15,700,772

Materials — 6.5%
Agrium, Inc.	2,500	255,650
Air Liquide SA	10,000	260,500
CF Industries Holdings, Inc.	4,250	251,600
Compass Minerals International, Inc.	3,200	256,000
Domnion Diamond Corporation	24,200	301,290
Eagle Materials, Inc.	3,800	293,132
Eastman Chemical Company	3,500	274,400
Fibria Celulose S.A.*	24,500	326,340
FMC Corp.	3,000	145,620
Givaudan SA	7,100	264,617
Headwaters, Inc.*	16,500	313,665
H.B. Fuller Company	5,200	208,312
LafargeHolcim, Limited*	17,000	237,320
NewMarket Corp.	600	238,626
Novozymes A/S	5,700	298,281
PPG Industries, Inc.	2,600	281,788
Praxair, Inc.	2,000	228,280
Sealed Air Corporation	5,500	292,435
Steel Dynamics, Inc.	11,100	222,333
Stora Enso Oyj	28,000	261,520

		5,211,709

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Telecommunication Services — 1.0%
A T & T, Inc.	6,622	$230,048
Chunghwa Teleccom Co., Ltd.	8,500	263,925
KDDI Corporation	12,000	305,040

		799,013

Utilities — 0.3%
Ormat Technologies, Inc.	6,300	256,284

Total Common Stocks		73,560,717

INVESTMENT COMPANIES — 10.8%
Exchange Traded Funds — 7.4%
BLDRS Europe 100 ADR Index Fund	10,000	236,200
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	282,370
First Trust Canada AlphaDEX Fund	8,000	213,760
First Trust Europe AlphaDEX Fund	9,000	282,870
First Trust Switzerland AlphaDEX Fund	7,000	287,840
Guggenheim China All-Cap ETF	9,000	245,880
iShares Core MSCI Emerging Markets ETF	5,500	246,895
iShares MSCI EAFE Growth ETF	3,500	249,690
iShares MSCI EAFE Small Cap ETF	5,500	283,030
iShares MSCI Emerging Markets Growth ETF	5,000	257,500
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	260,803
iShares MSCI India ETF	8,400	260,820
iShares MSCI Israel Capped ETF	5,100	281,571
iShares MSCI Japan Small Cap ETF	4,500	264,825
iShares MSCI Kokusai ETF	4,600	257,600
iShares MSCI Thailand Capped ETF	3,000	209,130
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	229,680
Schwab Emerging Markets Equity ETF	13,300	305,368
Vanguard FTSE All World ex-U.S. ETF	6,000	290,460
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	247,350
Vanguard FTSE Europe ETF	4,500	249,390
Vanguard MSCI Pacific ETF	4,000	242,800
WisdomTree International SmallCap Dividend Fund	4,500	271,440

		5,957,272

Money Market Funds — 3.4%
Fidelity Institutional Money Market Portfolio	2,766,788	2,766,788

Total Investment Companies		8,724,060

Total Investments — 101.8% (cost $62,359,433)		82,284,777
Liabilities in Excess of Other Assets — 1.8%		(1,423,113)

Net Assets — 100.0%		$80,861,664

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 30.8%
Consumer Discretionary — 1.3%
Ford Motor Company	160,000	$2,372,800
New Media Investment Group, Inc.	125,000	2,126,250
Regal Entertainment Group	75,000	1,545,000
Six Flags Entertainment Corporation	28,000	1,305,920
Target Corporation	30,000	2,455,500
Wynn Resorts Limited	10,600	1,094,238

		10,899,708

Consumer Staples — 0.6%
Orkla ASA	150,000	1,195,500
Philip Morris International, Inc.	15,000	1,282,950
Procter & Gamble Company	13,000	997,100
Wal-Mart Stores, Inc.	20,000	1,439,600

		4,915,150

Energy — 3.1%
Baker Hughes, Inc.	20,000	1,163,000
BP plc	103,000	3,807,910
Chevron Corporation	50,000	4,424,000
Royal Dutch Shell PLC	88,000	5,058,240
Schlumberger Limited	11,700	968,994
Ship Finance International Ltd.	130,000	2,174,900
Total SA ADR	82,000	4,041,780
Williams Companies, Inc.	76,000	3,988,480

		25,627,304

Financials — 4.3%
AEGON N.V.	140,000	1,078,000
Arthur J. Gallagher & Co.	38,000	1,802,340
Aviva plc ADR	90,000	1,475,100
BGC Partners, Inc. Class A	240,000	2,364,000
CME Group, Inc.	20,000	1,920,800
Compass Diversified Holdings	465,000	7,825,950
Ellington Financial LLC	400,000	7,304,000
HSBC Holdings plc	30,000	1,352,100
JPMorgan Chase & Co.	29,000	1,987,370
Lazard Ltd.	20,000	1,108,200
Maiden Holdings, Ltd.	200,000	3,308,000
MetLife, Inc.	25,000	1,393,500
Old Republic International Corporation	80,000	1,338,400
Validus Holdings Ltd.	30,000	1,390,500

		35,648,260

Health Care — 2.5%
AbbVie, Inc.	55,000	3,850,550
AstraZeneca PLC	40,000	1,351,600
Cigna Corporation	10,000	1,440,600
GlaxoSmithKline PLC	90,000	3,909,600
Johnson & Johnson	11,000	1,102,310
Merck & Co., Inc.	39,000	2,299,440
Pfizer, Inc.	100,000	3,606,000
Sanofi ADR	50,000	2,699,500

		20,259,600

Industrials — 1.7%
Boeing Company	13,000	1,874,210
Covanta Holding Corporation	120,000	2,368,800
Fly Leasing Ltd.	231,500	3,481,760
General Electric Company	180,000	4,698,000
Smiths Group plc	90,000	1,590,300

		14,013,070

Information Technology — 2.0%
Apple, Inc.	20,000	2,426,000
Cisco Systems, Inc.	90,300	2,566,326
Intel Corporation	80,000	2,316,000
Intersil Corporation	90,000	1,001,700
Maxim Integrated Products, Inc.	82,000	2,791,280
Microsoft Corporation	49,200	2,297,640
QUALCOMM, Inc.	48,000	3,090,720

		16,489,666

Materials — 2.0%
Agrium, Inc.	13,000	1,329,380
Dow Chemical Company	100,000	4,706,000
E. I. du Pont de Nemours and Company	65,000	3,624,400
International Paper Company	51,000	2,441,370
Olin Corporation	45,000	1,034,550
Rio Tinto PLC	30,000	1,158,600
The Mosaic Company	56,000	2,404,640

		16,698,940

Real Estate Investment Trusts — 9.1%
A G Mortgage Investment Trust, Inc.	400,000	7,280,000
Apollo Commercial Real Estate Finance, Inc.	340,000	5,739,200
Apollo Residential Mortgage, Inc.	82,500	1,194,600
Blackstone Mortgage Trust, Inc. — Class A	190,000	5,542,300
Bluerock Residential Growth REIT, Inc.	150,804	1,930,291
Cherry Hill Mortgage Investment Corporation	124,166	2,020,181
Chimera Investment Corporation	450,000	6,403,500
City Office REIT, Inc.	104,266	1,298,112
Crown Castle International Corp.	27,000	2,211,570
Independence Realty Trust	377,000	3,080,090
New Residential Investment Corp.	1,260,000	19,769,400
New Senior Investment Group, Inc.	80,000	1,035,200

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
One Liberty Properties, Inc.	48,517	$1,096,484
Starwood Property Trust, Inc.	200,000	4,352,000
Two Harbors Investment Corp.	456,000	4,660,320
ZAIS Financial Corp.	420,000	6,669,600

		74,282,848

Telecommunication Services — 1.7%
AT&T, Inc.	155,000	5,384,700
BCE, Inc.	30,000	1,234,200
China Mobile Limited	30,000	1,950,000
Verizon Communications, Inc.	70,000	3,275,300
Vodafone Group PLC	50,000	1,889,000

		13,733,200

Utilities — 2.5%
American Electric Power Company, Inc.	45,000	2,545,650
CMS Energy Corporation	45,000	1,541,700
Dominion Resources, Inc.	35,000	2,509,500
Duke Energy Corporation	35,000	2,597,700
Exelon Corporation	75,000	2,406,750
National Grid PLC	38,000	2,531,560
NextEra Energy, Inc.	10,000	1,052,000
PPL Corporation	81,000	2,576,610
Southern Company (The)	55,000	2,460,150

		20,221,620

Total Common Stocks		252,789,366

CONVERTIBLE SECURITIES — 0.2%
Financial — 0.2%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$1,350,000	1,355,906

CORPORATE BONDS & NOTES — 36.6%
Basic Materials — 3.0%
A K Steel Corporation, 7.625%, due 5/15/2020	$2,719,000	1,950,883
A K Steel Corporation, 7.625%, due 10/1/2021	$4,000,000	2,840,000
Barminco Finance Pty Limited, 9%, due 6/1/2018	$2,000,000	1,815,000
Cobre Del Mayo SA de CV, 10.75%, due11/15/2018	$4,000,000	3,060,000
IAMGOLD Corporation, 6.75%, due 10/1/2020	$6,000,000	4,440,000
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$2,000,000	1,997,500
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,393,875
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	150,375
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$1,890,000	1,587,600
Tembec Industries, Inc., 9%, due 12/15/2019	$2,000,000	1,630,000
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	3,662,500

		24,527,733

Business Development Companies — 1.4%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	83,109	2,119,280
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	50,455	1,280,043
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	180,305	4,504,019
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	51,682	1,303,937
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	97,200	2,454,300

		11,661,579

Communications — 3.7%
Avanti Communications Group PLC, 10%, due 10/1/2019	$4,500,000	4,252,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	5,022,500
Axtel SAB de CV, 8%, due 1/31/20	$600,000	594,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,387,500
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	1,817,500
EarthLink Holdings Corp., 8.875%, due 5/15/2019	$3,350,000	3,499,243
Goodman Networks, Inc., 12.125%, due 7/1/2018	$2,000,000	1,525,000
HC2 Holdings, Inc., 11%, due 12/1/2019	$2,000,000	2,032,500
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	2,050,000
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,418,750
Sprint Corporation, 7.25%, due 9/15/2021	$1,000,000	958,750
Sprint Corporation, 7.875%, due 9/15/2023	$1,658,000	1,593,753
Windstream Corporation, 7.75%, due 10/1/2021	$3,000,000	2,550,000

		30,701,996

Consumer Cyclical — 3.7%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$400,000	414,000
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	987,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,139,600

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Greektown Holdings LLC, 8.875%, due 3/15/2019	$4,000,000	$4,260,000
Golden Nugget Escrow, Inc., 8.5%, due 12/1/21	$3,000,000	3,135,000
Icon Health & Fitness, Inc., 11.875%, due 10/15/2016	$4,840,000	4,840,000
PF Chang’s China Bistro, Inc., 10.25%, due 6/30/2020	$1,000,000	1,037,500
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$1,967,000	2,001,423
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	5,000,000
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	4,250,000

		30,065,023

Consumer Non-cyclical — 3.1%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,753,650
Camposol SA, 9.875%, due 2/2/2017	$2,000,000	2,047,500
Constellis Holdings LLC, 9.75%, due 5/15/2020	$500,000	478,750
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$3,950,000	3,574,750
Innovation Ventures LLC, 9.5%, due 8/15/2019	$4,500,000	4,646,250
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	2,112,500
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	3,185,000
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	5,307,500

		25,105,900

Energy — 1.7%
Bill Barrett Corporation, 5.625%, due 10/1/2019	$200,000	180,500
Lonestar Resources America, Inc., 8.75%, due 4/15/2019	$3,250,000	2,453,750
Ocean Rig, Inc., 7.25%, due 4/1/2019	$3,000,000	1,920,000
Scorpio Tankers, Inc., 7.5% Senior Notes, due 10/15/2017	40,000	1,012,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	40,000	950,000
Seitel, Inc., 9.5%, due 4/15/2019	$6,200,000	5,642,000
Vanguard Natural Resources, LLC/VNR Finance Corp., 7.875%, due 4/1/2020	$2,000,000	1,795,652

		13,953,902

Financial — 4.8%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,608,050
Capitala Finance Corp., 7.125% Senior Notes, due 6/16/2021	67,580	1,749,646
CNG Holdings, Inc., 9.375%, due 5/15/2020	$5,500,000	3,685,000
CNP Assurances, 7.5%, due 10/29/2049	$300,000	327,375
Creditcorp, 12%, due 7/15/2018	$1,000,000	828,750
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,805,000
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	124,347	3,108,675
Fly Leasing Limited., 6.375%, due 10/15/2021	$1,700,000	1,729,750
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	39,500	1,013,175
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	6,203,125
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,940,000
Jefferies Finance LLC, 7.5%, due 4/15/2021	$4,000,000	3,985,000
KCG Holdings, Inc., 6.875%, due 3/15/2020	$1,000,000	952,500
Prospect Holding Co. LLC, 10.25%, due 10/1/2018	$2,000,000	1,300,000
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	1,000,400
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	39,450	983,883

		39,220,329

Industrial — 4.4%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$5,500,000	5,692,500
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$2,250,000	2,261,250
Brundage-Bone Concrete Pumping, Inc., 10.375%, due 9/1/2021	$500,000	525,000
CEVA Group PLC, 9%, due 9/1/2021	$1,970,000	1,888,738
Eletson Holdings, 9.625%, due 1/15/2022	$1,000,000	975,000
Erickson, Inc., 8.25%, due 5/1/2020	$4,701,000	3,713,790
Euramax International, Inc., 9.5%, due 4/1/2016	$4,500,000	4,505,625
Global Ship Lease, Inc., 10%, due 4/1/2019	$4,905,000	5,125,725
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,052,500
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$3,500,000	3,552,500
Techniplas LLC, 10%, due 5/1/2020	$750,000	744,375
Tempel Steel Company, 12%, due 8/15/2016	$4,500,000	4,218,750

		36,255,753

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Real Estate Investment Trusts — 0.7%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	50,000	$1,230,500
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	50,000	1,229,000
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,363,200
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	40,000	1,040,924
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	40,000	1,034,000

		5,897,624

Structured Notes — 9.6%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,896,000
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,069,620
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	1,981,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,890,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,938,606
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,999,400
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,877,600
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,968,500
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,684,100
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	4,065,300
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	2,733,600
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 7/10/2020	$2,000,000	1,285,800
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 9/21/2020	$1,500,000	861,900
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,842,800
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,705,400
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,745,300
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,073,600
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,061,500
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,715,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	2,985,300
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,149,850
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,775,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,917,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,962,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,960,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$5,000,000	4,570,000
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	3,220,480

		78,936,856

Technology — 0.5%
Rolta LLC, 10.75%, due 5/16/2018	$5,537,000	4,180,435

Total Corporate Bonds & Notes		300,507,130

INVESTMENT COMPANIES — 30.2%
Business Development Companies — 17.0%
Alcentra Capital Corporation	134,500	1,686,630
American Capital Senior Floating, Ltd.	290,000	3,590,200
Ares Capital Corporation	400,000	6,436,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Apollo Investment Corporation	200,000	$1,372,000
BlackRock Capital Investment Corporation	851,000	8,041,950
Capitala Finance Corp.	478,000	7,299,060
CM Finance, Inc.	158,152	1,912,058
Fidus Investment Corp.	514,405	7,536,033
FS Investment Corporation	750,000	7,605,000
Garrison Capital, Inc.	377,925	5,653,758
Golub Capital BDC, Inc.	461,000	7,514,300
Harvest Capital Credit Corporation	155,000	2,095,600
Hercules Technology Growth Capital, Inc.	754,000	8,429,720
Main Street Capital Corporation	245,000	7,445,550
Monroe Capital Corporation	170,000	2,468,400
New Mountain Finance Corporation	410,352	5,954,208
PennantPark Floating Rate Capital Ltd.	256,058	3,418,374
PennantPark Investment Corp.	70,000	554,400
Solar Capital Ltd.	475,500	8,449,635
Solar Senior Capital Ltd.	85,300	1,294,001
Stellus Capital Investment Corp.	314,700	3,213,087
TCP Capital Corp.	524,381	7,975,835
THL Credit, Inc.	710,000	8,498,700
TPG Specialty Lending, Inc.	415,500	7,395,900
Triangle Capital Corporation	376,000	8,174,240
WhiteHorse Finance, Inc.	493,099	5,838,292

		139,852,931

Closed End Funds — Equity — 0.4%
Neuberger Berman Real Estate Securities Income Fund, Inc.	200,000	982,000
Tri-Continental Corporation	100,239	2,134,088

		3,116,088

Closed End Funds — Fixed Income — 12.5%
Aberdeen Global Income Fund, Inc.	36,000	295,920
AllianceBernstein Global High Income Fund, Inc.	290,000	3,381,400
Ares Dynamic Credit Allocation Fund	195,442	2,957,037
Ares Multi-Strategy Credit Fund, Inc.	59,013	1,076,987
Avenue Income Credit Strategies Fund	121,800	1,714,944
BlackRock Corporate High Yield Fund, Inc.	245,000	2,592,100
BlackRock Credit Allocation Income Trust	145,000	1,803,800
BlackRock Debt Strategies Fund, Inc.	605,000	2,171,950
BlackRock Floating Rate Income Strategies Fund, Inc.	15,000	200,850
BlackRock Global Floating Rate Income Trust Fund	9,071	117,469
BlackRock Limited Duration Income Trust	233,000	3,511,310
BlackRock Multi-Sector Income Trust	110,000	1,812,800
Brookfield High Income Fund, Inc.	205,000	1,619,500
Diversified Real Asset Income Fund	207,012	3,570,957
DWS High Income Trust	180,000	1,494,000
DWS Multi-Market Income Trust	326,899	2,566,157
DWS Strategic Income Trust	77,513	847,992
Eaton Vance Floating-Rate Income Plus Fund	44,000	697,400
Eaton Vance Floating-Rate Income Trust	290,000	4,036,800
Eaton Vance Limited Duration Income Fund	425,000	5,758,750
Eaton Vance Senior Floating-Rate Fund	30,000	412,200
Eaton Vance Senior Income Trust	475,000	2,959,250
First Trust/Aberdeen Global Opportunity Income Fund	46,000	486,220
First Trust High Income Long/Short Fund	70,000	1,057,000
First Trust Senior Floating Rate Income Fund II	230,000	3,059,000
Invesco Dynamic Credit Opportunities Fund	340,000	3,964,400
Invesco High Income Trust II	105,000	1,470,000
Invesco Senior Income Trust	370,000	1,639,100
Ivy High Income Opportunity Fund	120,000	1,724,400
KKR Income Opportunities Fund	75,000	1,153,500
Legg Mason BW Global Income Opportunities Fund, Inc.	37,550	507,676
LMP Corporate Loan Fund, Inc.	115,000	1,259,250
Managed High Yield Plus Fund, Inc.	860,000	1,513,600
MFS Intermediate High Income Fund	264,000	673,200
Morgan Stanley Emerging Markets Debt Fund, Inc.	22,000	195,360
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,339,100
New America High Income Fund, Inc.	355,000	3,021,050
Nuveen Flexible Investment Income Fund	41,800	681,340
Nuveen Floating Rate Income Opportunity Fund	368,000	3,981,760
Nuveen Global High Income Fund	128,000	2,072,320
Nuveen Mortgage Opportunity Term Fund	27,400	618,966
Nuveen Mortgage Opportunity Term Fund 2	22,741	502,804
Nuveen Preferred & Income Term Fund	60,000	1,336,800
Nuveen Senior Income Fund	435,000	2,757,900
Nuveen Short Duration Credit Opportunities Fund	77,000	1,263,570
Pioneer Floating Rate Trust	176,500	2,043,870
Templeton Emerging Markets Income Fund	50,000	525,500
Wells Fargo Advantage Income Opportunities Fund	370,000	3,000,700
Wells Fargo Advantage Multi-Sector Income Fund	83,000	1,030,030
Western Asset Global High Income Fund, Inc.	110,000	1,095,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	117,000	1,959,750

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Western Asset Global Partners Income Fund, Inc.	140,000	$1,229,200
Western Asset High Income Fund II, Inc.	260,000	1,851,200
Western Asset High Income Opportunity Fund, Inc.	610,000	3,037,800
Western Asset High Yield Defined Opportunity Fund, Inc.	215,000	3,224,785
Western Asset Mortgage Defined Opportunity Fund, Inc.	16,900	407,797
Western Asset Worldwide Income Fund, Inc.	64,000	672,000

		102,956,121

Exchange Traded Funds — 0.2%
Vanguard FTSE Europe ETF	30,000	1,662,600

Money Market Funds — 0.1%
Fidelity Institutional Money Market Portfolio	1,035,518	1,035,518

Total Investment Companies		248,623,258

PREFERRED STOCKS — 1.7%
Energy — 0.1%
Legacy Reserves LP 8% Preferred Series B	67,907	1,228,438

Financial — 0.8%
Charles Schwab Corporation, 6% Preferred Series C	30,000	754,200
CYS Investments, Inc., 7.75% Preferred Series A	40,000	938,000
Eagle Point Credit Company, Inc., 7.75% Preferred Series A	33,769	871,578
EverBank Financial Corp., 6.75% Preferred Series A	20,000	506,800
JPMorgan Chase & Co., 6.15% Preferred Series BB	40,000	1,000,000
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	50,000	1,237,500
Oxford Lane Capital Corp., 7.5% Preferred	60,000	1,448,400

		6,756,478

Real Estate Investment Trusts — 0.7%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	949,500
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	738,300
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	683,474
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	239,100
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	679,500
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	779,400
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,296,000
Resource Capital Corporation, 8.25% Preferred	30,000	611,100

		5,976,374

Total Preferred Stocks		13,961,290

Total Investments — 99.5% (cost $860,115,747)		817,236,950
Other Assets in Excess of Liabilities — 0.5%		4,450,903

Net Assets — 100.0%		$821,687,853

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Principal/ Shares	Value
CORPORATE BONDS & NOTES — 53.6%
Basic Materials — 2.0%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$185,500
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$300,000	299,625
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	40,100

		525,225

Business Development Companies — 11.1%
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	8,500	212,415
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	127,500
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	304,440
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	431,290
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	166,650
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	249,800
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	15,000	375,450
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,300
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	51,220
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	102,600
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	12,500	317,500
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	122,800
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	404,000

		2,915,965

Communications — 3.1%
Avaya, Inc., 9%, due 4/1/2019	$200,000	205,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	107,250
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	209,000
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	98,250
Sprint Corporation, 7.875%, due 9/15/2023	$200,000	192,250

		811,750

Consumer Cyclical — 7.9%
Air Canada, 6.75%, due 10/1/2019	$100,000	106,250
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$270,000	279,450
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	339,000
Golden Nugget Escrow, Inc., 8.5%, due 12/1/2021	$204,000	213,180
International Game Technology, 7.5%, due 6/15/2019	$100,000	107,500
INVISTA Finance LLC, 4.25%, due 10/15/19	$435,000	428,475
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$200,000	203,500
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	400,000

		2,077,355

Consumer Non-cyclical — 2.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	304,350
Avon Products, Inc., 4.2%, due 7/15/2018	$100,000	92,500
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	182,450

		579,300

Energy — 5.1%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	31,782
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	353,000
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	413,250
Linn Energy, LLC, 6.25%, due 11/1/2019	$400,000	244,248
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	214,320
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	87,000

		1,343,600

Financial — 13.0%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	318,500
Denali Borrower LLC/Denali Finance Corp., 5.625%, due 10/15/2020	$350,000	365,750
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	103,500
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	305,250
GFI Group, Inc., 8.375%, due 7/19/2018	$250,000	283,750
Goldman Sachs Capital II, 5.793%, due 12/29/2049	$450,000	339,750
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	285,750

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$300,000	$301,704
Progressive Corporation, 6.7%, due 6/15/2037	$400,000	419,000
Prudential Financial, Inc., 5.875%, due 9/15/2042	$350,000	371,875
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	325,998

		3,420,827

Industrial — 1.2%
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	2,100	38,262
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	100,520
Tervita Corporation, 8%, due 11/15/2018	$200,000	177,000

		315,782

Real Estate Investment Trusts — 0.9%
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	4,000	98,320
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,250

		227,570

Structured Notes — 5.9%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	97,400
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	99,060
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	99,260
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	98,720
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	193,880
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	91,120
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	203,680
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	92,520
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	274,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$300,000	301,920

		1,551,760

Technology — 0.8%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$100,000	105,250
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$100,000	99,447

		204,697

Utilities — 0.4%
DPL Inc., 7.25%, due 10/15/2021	$100,000	107,125

Total Corporate Bonds & Notes		14,080,956

INVESTMENT COMPANIES — 48.1%
Closed End Funds — 17.6%
AllianceBernstein Global High Income Fund, Inc.	4,500	52,470
BlackRock Debt Strategies Fund, Inc.	27,100	97,289
BlackRock Floating Rate Income Strategies Fund, Inc.	15,000	200,850
BlackRock Global Floating Rate Income Trust Fund	16,000	207,200
BlackRock Limited Duration Income Trust	7,200	108,504
Blackstone/GSO Long-Short Credit Income Fund	3,200	48,992
Duff & Phelps Utility and Corporate Bond Trust, Inc.	5,000	46,500
Eaton Vance Floating-Rate Income Plus Fund	12,500	198,125
Eaton Vance Floating-Rate Income Trust	14,200	197,664
Eaton Vance Limited Duration Income Fund	17,000	230,350
Eaton Vance Senior Floating-Rate Fund	8,000	109,920
Eaton Vance Senior Income Trust	25,000	155,750
First Trust High Income Long/Short Fund	4,900	73,990
First Trust Senior Floating Rate Income Fund II	12,000	159,600
Franklin Templeton Limited Duration Income Trust	9,000	104,850
Invesco Senior Income Trust	45,000	199,350
Nuveen Credit Strategies Income Fund	24,000	206,160
Nuveen Floating Rate Income Opportunity Fund	14,000	151,480
Nuveen Mortgage Opportunity Term Fund 2	4,000	88,440
Nuveen Senior Income Fund	50,000	317,000
Nuveen Short Duration Credit Opportunities Fund	15,500	254,355
Pioneer Floating Rate Trust	25,292	292,881
Putnam Master Intermediate Income Trust	10,500	49,875
Transamerica Income Shares, Inc	13,500	294,030

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Voya Prime Rate Trust	40,000	$215,600
Wells Fargo Advantage Income Opportunities Fund	20,000	162,200
Western Asset Global Corporate Defined Opportunity Fund, Inc.	11,000	184,250
Western Asset Income Fund	16,500	219,450

		4,627,125

Exchange Traded Funds — 25.9%
AdvisorShares Newfleet Multi-Sector Income ETF	20,000	984,200
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	10,800	283,068
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	10,800	276,696
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	11,300	281,088
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	10,500	263,130
iShares 0-5 Year High Yield Corporate Bond ETF	5,800	278,342
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000	232,700
iShares iBoxx $ High Yield Corporate Bond ETF	3,200	281,504
Market Vectors Fallen Angel High Yield Bond ETF	6,000	162,300
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,000	791,920
PIMCO Investment Grade Corporate Bond Index ETF	2,500	252,625
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,300	283,203
PowerShares Senior Loan Portfolio	12,000	284,280
PowerShares Variable Rate Preferred Portfolio Fund	13,300	328,510
SPDR Barclays Capital High Yield Bond ETF	7,500	284,775
SPDR Barclays Capital Short Term High Yield Bond ETF	42,000	1,193,640
SPDR Barclays Issuer Scored Corporate Bond ETF	6,000	189,726
Vanguard Short-Term Corporate Bond ETF	2,000	159,500

		6,811,207

Money Market Funds — 4.6%
Fidelity Institutional Money Market Portfolio	1,215,970	1,215,970

Total Investment Companies		12,654,302

Total Investments — 101.7% (cost $27,413,384)		26,735,258
Liabilities in Excess of Other Assets — 1.7%		(447,542)

Net Assets — 100.0%		$26,287,716

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — 89.6%
Consumer Discretionary — 17.4%
Adidas AG	4,300	$175,999
Advance Auto Parts, Inc.	950	165,500
Bayerische Motoren Werke (BMW) AG	4,000	133,480
Bed Bath & Beyond, Inc.*	2,200	143,506
Brinker International, Inc.	2,300	137,770
Carnival Corporation	3,400	181,186
Delphi Automotive PLC	3,000	234,240
Dollar Tree, Inc.*	1,800	140,454
DreamWorks Animation SKG, Inc.*	6,000	144,660
D.R. Horton, Inc.	5,600	166,264
Fiat Chrysler Automobiles NV*	11,000	173,800
G-III Apparel Group Ltd.*	2,800	202,244
Grupo Televisa S.A.B.	4,400	153,384
Hilton Worldwide Holdings, Inc.*	5,400	144,990
Home Depot, Inc.	1,500	175,545
Honda Motor Co., Ltd.	4,800	163,008
ITV plc	3,300	144,441
Las Vegas Sands Corp.	2,600	145,704
Malibu Boats, Inc. Class A*	6,000	115,860
New Oriental Education & Technology Group, Inc.*	8,100	181,440
Nissan Motor Co., Ltd.	8,500	164,390
Nordstrom, Inc.	2,000	152,620
Scripps Networks Interactive, Inc.	1,700	106,386
Television Broadcasts Limited	20,000	105,800
Tempur-Pedic International, Inc.*	2,000	151,100
Twenty-First Century Fox, Inc. — Class A	5,400	186,246
2U, Inc.*	5,600	179,704
Under Armour, Inc.*	2,200	218,526
Vista Outdoor, Inc.	2,000	94,340
Vivendi SA	6,700	176,344
Volkswagon AG	2,800	112,980
Walt Disney Company	1,700	204,000
Wynn Resorts Limited	950	98,069

		5,173,980

Consumer Staples — 5.2%
Ambev SA	15,500	88,040
Bunge Ltd.	1,600	127,760
Carrefour SA	3,000	102,690
Coca-Cola Enterprises, Inc.	3,000	153,240
CVS Health Corporation	1,500	168,705
Edgewell Personal Care Co.	500	47,855
Energizer Holdings, Inc.	500	19,255
Ingredion, Inc.	1,700	149,940
Marine Harvest ASA*	12,500	154,500
Orkla ASA	20,500	163,385
PepsiCo, Inc.	1,400	134,890
Reynolds American, Inc.	436	37,404
Unilever PLC	2,500	113,325
Wal-Mart Stores, Inc.	1,400	100,772

		1,561,761

Energy — 4.6%
Anadarko Petroleum Corporation	1,550	115,243
Apache Corporation	1,600	73,376
Baker Hughes, Inc.	2,100	122,115
ConocoPhillips	2,000	100,680
Halliburton Company	2,100	87,759
Helmerich & Payne, Inc.	1,000	57,740
Koninklijke Vopak NV	900	47,052
Marathon Oil Corporation	3,500	73,535
Noble Energy, Inc.	2,200	77,506
Occidental Petroleum Corporation	1,200	84,240
Phillips 66	2,550	202,725
Schlumberger Ltd.	1,500	124,230
Spectra Energy Corp.	3,500	105,910
Weatherford International Ltd.*	9,800	104,664

		1,376,775

Financials — 20.5%
AEGON N.V.	20,426	157,280
Allstate Corporation	1,450	99,978
American International Group, Inc.	2,100	134,652
Ameriprise Financial, Inc.	1,350	169,655
AXA SA	4,500	118,395
Barclays PLC	9,500	170,810
Berkshire Hathaway, Inc. Class B*	1,200	171,288
BNP Paribas S.A.	5,450	178,052
BofI Holding , Inc.*	1,900	233,415
Brown & Brown, Inc.	4,000	133,800
CK Hutchison Holdings Limited	7,900	117,394
Chubb Corporation	1,300	161,629
Credit Suisse Group AG	6,453	190,041
Discover Financial Services	2,000	111,620
Eaton Vance Corp.	3,000	115,080
Everest Re Group Ltd.	1,000	183,120
Federated Investors, Inc.	4,900	165,179
Franklin Resources, Inc.	2,400	109,320
Goldman Sachs Group, Inc.	750	153,803
Great Eagle Holdings Limited	39,000	135,720
Hang Lung Group Limited	20,000	90,200
Hang Lung Properties Limited	33,000	94,380
Hartford Financial Services Group, Inc.	4,500	213,975
ICICI Bank Limited	16,000	161,120
ING Groep N.V.*	13,000	220,740

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Intesa Sanpaolo S.p.A.	8,400	$194,796
Invesco Ltd.	3,800	146,680
KB Financial Group, Inc.*	3,000	94,470
Lincoln National Corporation	2,000	112,640
MetLife, Inc.	3,300	183,942
Mitsubishi UFJ Financial Group, Inc.	22,000	161,260
NASDAQ OMX Group, Inc.	3,600	183,708
PRA Group, Inc.*	3,000	190,650
Principal Financial Group, Inc.	2,500	138,775
Prudential Financial, Inc.	1,800	159,048
Reinsurance Group of America, Inc.	2,000	193,040
UBS AG*	5,000	115,300
Validus Holdings, Ltd.	3,200	148,320
Wells Fargo & Company	2,800	162,036
White Mountains Insurance Group Ltd.	190	134,140

		6,109,451

Health Care — 6.9%
Abbott Laboratories	1,500	76,035
AbbVie, Inc.	1,500	105,015
Alere, Inc.*	4,500	218,745
Allergan plc.*	532	176,172
Amgen, Inc.	1,200	211,908
Hill-Rom Holdings, Inc.	3,000	168,090
Jazz Pharmaceuticals Plc*	1,300	249,912
Johnson & Johnson	1,300	130,273
Novartis AG	1,700	176,375
Teva Pharmaceutical Industries Ltd.	3,000	207,060
Thermo Fisher Scientific, Inc.	1,250	174,413
UnitedHealth Group, Inc.	1,300	157,820

		2,051,818

Industrials — 11.7%
ABB Limited*	5,100	103,428
ADT Corporation	2,300	79,419
Babcock & Wilcox Enterprises, Inc.	3,000	59,160
Babcock International Group plc	8,400	130,032
Boeing Company	1,100	158,587
BWX Technologies, Inc.	6,000	147,360
CNH Industrial NV*	10,718	96,140
easyJet plc	4,000	102,680
FedEx Corporation	1,100	188,562
Ferrovial S.A.	2,131	52,295
Flowserve Corporation	1,300	61,087
Graco, Inc.	1,500	107,235
Hillenbrand, Inc.	3,600	102,096
Kaman Corporation	3,000	118,410
Koninklijke Philips Electronics N.V.	4,950	137,660
NIDEC CORPORATION	3,650	81,614
Orbital ATK, Inc.	1,000	70,950
Old Dominion Freight Line, Inc.*	2,000	146,300
Owens Corning, Inc.*	3,400	152,490
Regal Beloit Corporation	450	31,244
Ritchie Bros. Auctioneers, Inc.	5,000	135,100
Ryder System, Inc.	1,700	153,884
Siemens AG	1,400	149,898
Smiths Group plc	8,800	155,496
Standex International Corporation	2,100	157,164
Stericycle, Inc.*	1,100	155,067
Trinity Industries, Inc.	3,100	90,706
United Continental Holdings, Inc.*	1,500	84,585
United Technologies Corporation	1,200	120,372
USG Corporation*	5,400	167,292

		3,496,313

Information Technology — 14.6%
Activision Blizzard, Inc.	7,000	180,530
Applied Materials, Inc.	8,300	144,088
ARM Holdings plc	3,500	164,640
Avago Technologies Ltd.	2,300	287,822
CA, Inc.	5,000	145,675
Cavium, Inc.*	2,300	155,940
Cisco Systems, Inc.	6,800	193,256
Corning, Inc.	9,200	171,856
EMC Corporation	5,600	150,584
Gemalto NV	1,300	56,056
International Business Machines, Inc.	500	80,995
Jabil Circuit, Inc.	4,600	93,150
Lam Research Corporation*	3,100	238,297
MasterCard, Inc.	2,150	209,410
NetEase, Inc.	1,700	235,671
NICE Systems Limited	2,650	171,084
NXP Semiconductors NV*	3,300	320,067
Proofpoint, Inc.*	3,500	226,450
SAP SE	2,300	164,841
Symantec Corporation	6,000	136,440
Total System Services, Inc.	3,500	161,770
United Internet AG	3,500	173,110
Visa, Inc.	1,600	120,544
VMware, Inc.*	1,400	124,782
WNS Holdings Ltd.*	7,900	235,499

		4,342,557

Materials — 6.3%
Alcoa, Inc.	9,500	93,765
BASF SE	1,600	138,000
Crown Holdings, Inc.*	1,850	95,294
Ferro Corporation*	9,900	137,511

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
International Paper Company	3,400	$162,758
Koninklijke DSM NV	2,600	148,512
Lafarge SA	8,600	127,022
Linde AG	7,900	149,547
Methanex Corporation	3,000	135,270
PolyOne Corporation	2,500	85,675
Silgan Holdings, Inc.	2,000	106,940
Syngenta AG ADS	2,450	201,758
The Mosaic Company	2,600	111,644
Vulcan Materials Company	2,100	191,142

		1,884,838

Telecommunication Services — 2.4%
China Mobile Limited	2,100	136,500
8 x 8, Inc.*	15,000	130,650
SoftBank Corp.	2,600	143,208
Telecom Italia S.p.A.*	12,800	168,960
Turkcell Iletisim Hizmetleri AS	12,000	137,760

		717,078

Total Common Stocks		26,714,571

INVESTMENT COMPANIES — 10.0%
Business Development Companies — 0.6%
American Capital, Ltd.*	12,400	162,564

Exchange Traded Funds — 8.6%
iShares Europe ETF	3,250	145,568
iShares India 50 ETF	2,000	61,320
iShares MSCI Austria Capped ETF	2,600	42,562
iShares MSCI Belgium Capped ETF	3,200	57,568
iShares MSCI Brazil Capped ETF	1,500	43,035
iShares MSCI EAFE Value ETF	2,700	143,289
iShares MSCI Emerging Markets Value ETF	2,250	87,300
iShares MSCI France ETF	4,500	120,510
iShares MSCI Germany ETF	1,900	53,827
iShares MSCI Germany Small-Cap ETF	1,150	46,828
iShares MSCI India ETF	2,000	62,100
iShares MSCI Indonesia ETF	2,000	45,080
iShares MSCI Italy Capped ETF	6,900	106,812
iShares MSCI Philippines ETF	2,000	77,600
iShares MSCI South Korea Capped ETF	850	43,503
iShares MSCI Spain Capped ETF	2,700	92,502
iShares MSCI Switzerland Capped ETF	1,350	46,035
iShares MSCI Thailand Capped ETF	850	59,254
iShares MSCI United Kingdom Small-Cap ETF	1,100	46,761
Market Vectors Indonesia Index ETF	2,500	50,650
Market Vectors Vietnam Index ETF	3,800	69,806
Schwab International Equity ETF	5,400	165,942
Schwab International Small-Cap Equity ETF	4,650	143,685
Vanguard FTSE All World ex-U.S. ETF	3,500	169,435
Vanguard FTSE Developed Markets ETF	4,200	168,966
Vanguard FTSE Emerging Markets ETF	3,500	134,120
Vanguard FTSE Europe ETF	3,000	166,260
WisdomTree Europe SmallCap Dividend Fund	1,850	108,336

		2,558,654

Money Market Funds — 0.8%
Fidelity Institutional Money Market Portfolio	245,781	245,781

Total Investment Companies		2,966,999

LIMITED PARTNERSHIPS — 0.5%
Financials — 0.5%
Carlyle Group LP	5,700	151,677

Total Limited Partnerships		151,677

Total Investments — 100.1% (cost $21,969,907)		29,833,247
Liabilities in Excess of Other Assets — 0.1%		(14,599)

Net Assets — 100.0%		$29,818,648

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2015

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Growth Funds — 34.2%
API Efficient Frontier Growth Fund*	934,657	$14,440,445

Income Funds — 30.2%
API Efficient Frontier Capital Income Fund	278,788	12,740,613

Money Market Funds — 0.6%
Fidelity Institutional Money Market Portfolio	271,144	271,144

Value Funds — 35.2%
API Efficient Frontier Value Fund*	781,315	14,852,790

Total Investments — 100.2% (cost $22,623,083)		42,304,992
Liabilities in Excess of Other Assets — 0.2%		(67,248)

Net Assets — 100.0%		$42,237,744

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2015

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $33,650,589, $62,359,433, $860,115,747, $27,413,384, $21,969,907, and $271,144 respectively)	$38,350,626	$82,284,777	$817,236,950	$26,735,258	$29,833,247	$271,144
Investments in affiliated issuers at value (indentified cost of $22,351,939)						42,033,848
Dividends and interest receivable	69,495	39,722	6,003,679	157,506	11,871
Receivable for securities sold		254,701	1,920,037	18,545
Receivable for shareholder purchases		36,718	755,539	59,200	7,500	550
Other assets	13,417	11,225	74,738	11,306	11,472	3,757

Total assets	38,433,538	82,627,143	825,990,943	26,981,815	29,864,090	42,309,299

Liabilities
Payable for shareholder redemptions	2,200	20,597	1,304,179	2,300		15,031
Accrued distribution fees	12,336	29,974	446,674	14,429	7,065	29,757
Accrued advisory fees	19,666	68,534	282,738	15,467	22,709	10,824
Accrued accounting service fees	3,497	3,855	8,827	3,390	3,421	3,650
Payable for securities purchased		1,625,160	2,164,403	649,026
Other accrued expenses	11,730	17,359	96,269	9,487	12,247	12,293

Total liabilities	49,429	1,765,479	4,303,090	694,099	45,442	71,555

Net assets	$38,384,109	$80,861,664	$821,687,853	$26,287,716	$29,818,648	$42,237,744

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 7)
Class A: Shares outstanding	162,346	2,172,283	17,088,084	416,781	996,696	247,601

Net asset value per share	$44.85	$15.45	$10.48	$11.98	$19.01	$38.12

Maximum offering price per share (Note 2)	$47.59	$16.39	$11.12	$12.26	$20.17	$40.45

Class L: Shares outstanding	241,772	2,546,974	42,717,096	1,556,941	539,563	814,662

Net asset value per share	$43.63	$13.65	$10.02	$11.07	$17.15	$36.93

Institutional Class: Shares outstanding	449,731	775,312	19,716,095	319,453	82,589	68,799

Net asset value per share	$45.70	$16.18	$10.88	$12.69	$19.56	$39.49

Net assets consist of
Paid-in capital	$31,218,639	$58,127,163	$924,129,271	$30,426,719	$22,889,714	$22,703,591
Undistributed net investment income (loss)	532,032	33,043	5,433,374	244,809	93,838	(190,202)
Accumulated net realized gain (loss) from security transactions	1,933,401	2,776,114	(64,995,995)	(3,705,686)	(1,028,244)	42,446
Unrealized appreciation on investments	4,700,037	19,925,344	(42,878,797)	(678,126)	7,863,340	19,681,909

Net assets applicable to outstanding shares of beneficial interest	$38,384,109	$80,861,664	$821,687,853	$26,287,716	$29,818,648	$42,237,744

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2015

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$809,111	$746,806	$22,364,535	$434,243	$370,054
Dividends from affiliated issuers						$145,617
Interest	23,022	419	14,196,212	348,690	141	132

Total income	832,133	747,225	36,560,747	782,933	370,195	145,749

Expenses
Investment advisory fees	116,435	390,178	1,655,042	91,585	135,108	64,256
Distribution fees
Class L	61,431	185,197	2,193,069	80,969	43,629	151,346
Class A	15,066		456,301			24,620
Accounting service fees	21,776	23,738	52,922	21,144	21,337	14,731
Transfer agent fees	27,101	43,737	404,668	25,637	24,299	33,076
Custodial fees	3,678	6,817	42,985	2,999	3,434	1,858
Professional fees	6,992	9,175	56,532	6,002	6,547	7,340
Registration fees	21,671	24,497	66,945	25,539	25,291	22,909
Trustee fees	2,380	4,463	43,143	1,091	1,687	2,232
Insurance	1,403	2,579	30,745	793	1,140	1,636
Shareholder reports	3,768	9,173	72,400	2,480	2,480	4,760
Miscellaneous	12,171	14,628	60,003	9,542	11,405	7,187

Total operating expenses	293,872	714,182	5,134,755	267,781	276,357	335,951
Less expenses waived by investment advisor				(12,862)

Net operating expenses	293,872	714,182	5,134,755	254,919	276,357	335,951

Net investment income (loss)	538,261	33,043	31,425,992	528,014	93,838	(190,202)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	442,117	663,829	(18,647,502)	(199,647)	1,506,592
Net realized gain (loss) from security transactions in affiliated issuers						318,036
Change in unrealized appreciation on investments in unaffiliated issuers	(242,114)	4,548,092	(408,561)	(26,674)	766,930
Change in unrealized appreciation on investments in affiliated issuers						2,131,135

Net realized and unrealized gain (loss) on investments	200,003	5,211,921	(19,056,063)	(226,321)	2,273,522	2,449,171

Net increase (decrease) in net assets resulting from operations	$738,264	$5,244,964	$12,369,929	$301,693	$2,367,360	$2,258,969

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2015

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$538,261	$33,043	$31,425,992	$528,014	$93,838	$(190,202)
Net realized gain (loss) from security transactions	442,117	663,829	(18,647,502)	(199,647)	1,506,592	318,036
Net change in unrealized appreciation on investments	(242,114)	4,548,092	(408,561)	(26,674)	766,930	2,131,135

Increase (decrease) in net assets resulting from operations	738,264	5,244,964	12,369,929	301,693	2,367,360	2,258,969

Distributions
From net investment income:
Class A	(55,979)		(6,760,468)	(112,671)
Class L	(96,549)		(15,923,837)	(353,790)
Institutional Class	(231,472)		(7,919,695)	(122,539)

	(384,000)		(30,604,000)	(589,000)

Change in net assets from Fund share transactions:
Class A	1,645,723	1,896,357	(3,666,437)	1,768,316	(1,765,981)	(1,207,590)
Class L	(1,747,183)	(2,529,048)	13,202,778	2,076,621	(733,418)	(990,605)
Institutional Class	394,669	4,251,337	35,186,290	(1,226,926)	123,114	(326,049)

Increase (decrease) in net assets resulting from capital share transactions	293,209	3,618,646	44,722,631	2,618,011	(2,376,285)	(2,524,244)

Total increase (decrease) in net assets	647,473	8,863,610	26,488,560	2,330,704	(8,925)	(265,275)
Net assets
Beginning of the period	37,736,636	71,998,054	795,199,293	23,957,012	29,827,573	42,503,019

End of period	$38,384,109	$80,861,664	$821,687,853	$26,287,716	$29,818,648	$42,237,744

Undistributed net investment income (loss)	$532,032	$33,043	$5,433,374	$244,809	$93,838	$(190,202)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2015

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$937,889	$(461,915)	$58,249,483	$890,585	$(55,044)	$(343,445)
Net realized gain (loss) from security transactions	1,888,284	2,467,611	(35,655,881)	(471,622)	1,260,172	76,936
Net change in unrealized appreciation on investments	(958,779)	(806,768)	(58,408,892)	(663,652)	(28,063)	1,296,324

Increase (decrease) in net assets resulting from operations	1,867,394	1,198,928	(35,815,290)	(244,689)	1,177,065	1,029,815

Distributions
From net investment income:
Class A	(108,802)		(15,917,436)	(130,426)
Class L	(174,321)		(28,835,396)	(546,451)
Institutional Class	(509,877)		(10,656,168)	(111,123)

	(793,000)		(55,409,000)	(788,000)

From realized gain on security transactions:
Class A	(57,564)					(34,872)
Class L	(127,793)					(105,331)
Institutional Class	(211,643)					(9,356)

	(397,000)					(149,559)

Change in net assets from fund share transactions:
Class A	27,727	996,724	(17,402,212)	84,841	105,065	(2,150,463)
Class L	1,626,847	467,252	115,504,790	1,855,882	(964,677)	(124,727)
Institutional Class	(53,392)	3,420,334	97,002,895	4,425,927	981,700	1,306,767

Increase (decrease) in net assets resulting from capital share transactions	1,601,182	4,884,310	195,105,473	6,366,650	122,088	(968,423)

Total increase (decrease) in net assets	2,278,576	6,083,238	103,881,183	5,333,961	1,299,153	(88,167)
Net assets
Beginning of the year	35,458,060	65,914,816	691,318,110	18,623,051	28,528,420	42,591,186

End of year	$37,736,636	$71,998,054	$795,199,293	$23,957,012	$29,827,573	$42,503,019

Undistributed net investment income	$377,771	—	$4,611,382	$305,795	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$44.41	$43.49	$40.51	$36.79	$36.36	$30.19

Income from investment operations
Net investment income (1)(2)	0.60	1.03	0.95	0.80	0.71	0.42
Net realized and unrealized gain (loss) on investments	0.27	1.23	3.29	3.59	0.37	6.04

Total income (loss) from investment operations	0.87	2.26	4.24	4.39	1.08	6.46

Distributions
From net investment income	(0.43)	(0.87)	(0.99)	(0.67)	(0.65)	(0.29)
From net realized gain on security transactions		(0.47)	(0.27)

Total distributions	(0.43)	(1.34)	(1.26)	(0.67)	(0.65)	(0.29)

Net asset value, end of year/period	$44.85	$44.41	$43.49	$40.51	$36.79	$36.36

Total return (4)	1.96%	5.13%	10.51%	12.09%	3.04%	21.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,281	$5,559	$5,500	$3,659	$3,779	$4,040
Ratio of expenses to average net assets (3)(5)	1.62%	1.61%	1.74%	1.88%	1.92%	2.14%
Ratio of net investment income to average net assets (3)(5)	2.67%	2.24%	2.23%	2.13%	1.99%	1.27%
Portfolio turnover rate (4)	9%	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$43.23	$42.40	$39.54	$35.96	$35.56	$29.56

Income from investment operations
Net investment income (1)(2)	0.48	0.78	0.72	0.60	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.26	1.19	3.22	3.49	0.37	5.89

Total income (loss) from investment operations	0.74	1.97	3.94	4.09	0.89	6.14

Distributions
From net investment income	(0.34)	(0.67)	(0.81)	(0.51)	(0.49)	(0.14)
From net realized gain on security transactions		(0.47)	(0.27)

Total distributions	(0.34)	(1.14)	(1.08)	(0.51)	(0.49)	(0.14)

Net asset value, end of year/period	$43.63	$43.23	$42.40	$39.54	$35.96	$35.56

Total return (4)	1.71%	4.59%	9.98%	11.49%	2.56%	20.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,549	$12,206	$10,417	$8,482	$7,792	$8,510
Ratio of expenses to average net assets (3)(5)	2.12%	2.11%	2.24%	2.38%	2.42%	2.64%
Ratio of net investment income to average net assets (3)(5)	2.17%	1.74%	1.73%	1.63%	1.49%	0.77%
Portfolio turnover rate (4)	9%	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$45.22	$44.24	$41.15	$37.35	$36.89	$30.60

Income from investment operations
Net investment income (1)(2)	0.73	1.28	1.19	1.01	0.91	0.60
Net realized and unrealized gain (loss) on investments	0.27	1.24	3.35	3.64	0.37	6.14

Total income (loss) from investment operations	1.00	2.52	4.54	4.65	1.28	6.74

Distributions
From net investment income	(0.52)	(1.07)	(1.18)	(0.85)	(0.82)	(0.45)
From net realized gain on security transactions		(0.47)	(0.27)

Total distributions	(0.52)	(1.54)	(1.45)	(0.85)	(0.82)	(0.45)

Net asset value, end of year/period	$45.70	$45.22	$44.24	$41.15	$37.35	$36.89

Total return (4)	2.21%	5.63%	11.09%	12.63%	3.55%	22.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,554	$19,971	$19,541	$14,231	$13,135	$11,636
Ratio of expenses to average net assets (3)(5)	1.12%	1.11%	1.24%	1.38%	1.42%	1.64%
Ratio of net investment income to average net assets (3)(5)	3.17%	2.74%	2.73%	2.63%	2.49%	1.77%
Portfolio turnover rate (4)	9%	28%	16%	37%	85%	66%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2015 (Unaudited)		For the Year Ended January 31,
			2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.35		$13.99	$11.50	$9.82	$9.85	$7.55

Income from investment operations
Net investment income (loss) (1)(2)	0.04		(0.02)	(0.05)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.06		0.38	2.54	1.68	0.01	2.34

Total income from investment (loss) operations	1.10		0.36	2.49	1.68	(0.03)	2.30

Net asset value, end of year/period	$15.45		$14.35	$13.99	$11.50	$9.82	$9.85

Total return (4)	7.67%		2.57%	21.65%	17.11%	(0.30)%	30.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,553		$29,343	$27,745	$16,671	$14,582	$12,975
Ratio of expenses to average net assets (3)(5)	1.36	% (4)	1.38%	1.45%	1.51%	1.58%	1.68%
Ratio of net investment income (loss) to average net assets (3)(5)	0.56	% (4)	(0.15)%	(0.38)%	0.00%	(0.37)%	(0.48)%
Portfolio turnover rate (4)	20%		60%	50%	56%	37%	35%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.75	$12.55	$10.42	$8.99	$9.11	$7.05

Income from investment operations
Net investment loss (1)(2)	(0.03)	(0.15)	(0.16)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.93	0.35	2.29	1.52		2.18

Total income (loss) from investment operations	0.90	0.20	2.13	1.43	(0.12)	2.06

Net asset value, end of year/period	$13.65	$12.75	$12.55	$10.42	$8.99	$9.11

Total return (4)	7.06%	1.59%	20.44%	15.91%	(1.32)%	29.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,767	$34,911	$33,954	$24,773	$22,728	$28,348
Ratio of expenses to average net assets (3)(5)	2.36%	2.38%	2.45%	2.51%	2.58%	2.68%
Ratio of net investment loss to average net assets (3)(5)	(0.44)%	(1.15)%	(1.38)%	(1.00)%	(1.37)%	(1.48)%
Portfolio turnover rate (4)	20%	60%	50%	56%	37%	35%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31, 2015	For the Period Ended January 31, 2014 *

For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$15.03	$14.65	$13.00

Income from investment operations
Net investment income (loss) (1)(2)	0.04	(0.02)	(0.04)
Net realized and unrealized gain on investments	1.11	0.40	1.69

Total income from investment operations	1.15	0.38	1.65

Net asset value, end of year/period	$16.18	$15.03	$14.65

Total return (3)	7.65%	2.59%	12.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,541	$7,744	$4,216
Ratio of expenses to average net assets (4)(5)	1.36%	1.38%	1.45%
Ratio of net investment income (loss) to average net assets (4)(5)	0.56%	(0.15)%	(0.38)%
Portfolio turnover rate (3)	20%	60%	50%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.69	$11.87	$12.24	$11.18	$11.90	$11.24

Income from investment operations
Net investment income (1)(2)	0.42	0.88	0.83	0.84	0.79	0.94
Net realized and unrealized gain (loss) on investments	(0.23)	(1.25)	(0.41)	1.00	(0.72)	0.62

Total income (loss) from investment operations	0.19	(0.37)	0.42	1.84	0.07	1.56

Distributions
From net investment income	(0.40)	(0.81)	(0.79)	(0.78)	(0.79)	(0.90)

Total distributions	(0.40)	(0.81)	(0.79)	(0.78)	(0.79)	(0.90)

Net asset value, end of year/period	$10.48	$10.69	$11.87	$12.24	$11.18	$11.90

Total return (4)	1.71%	(3.48)%	3.58%	17.09%	0.69%	14.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$179,122	$186,423	$226,003	$189,833	$69,653	$36,202
Ratio of expenses to average net assets (3)(5)	1.10%	1.11%	1.12%	1.24%	1.56%	1.71%
Ratio of net investment income to average net assets (3)(5)	7.74%	7.46%	6.93%	7.20%	7.02%	8.00%
Portfolio turnover rate (4)	28%	50%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)		For the Year Ended January 31,
			2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.24		$11.41	$11.81	$10.82	$11.54	$10.92

Income from investment operations
Net investment income (1)(2)	0.37		0.78	0.74	0.76	0.74	0.88
Net realized and unrealized gain (loss) on investments	(0.21)		(1.19)	(0.40)	0.97	(0.69)	0.60

Total income (loss) from investment operations	0.16		(0.41)	0.34	1.73	0.05	1.48

Distributions
From net investment income	(0.38)		(0.76)	(0.74)	(0.74)	(0.77)	(0.86)

Total distributions	(0.38)		(0.76)	(0.74)	(0.74)	(0.77)	(0.86)

Net asset value, end of year/period	$10.02		$10.24	$11.41	$11.81	$10.82	$11.54

Total return (4)	1.45%		(3.94)%	3.02%	16.62%	0.50%	14.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$428,109		$424,727	$359,011	$248,675	$83,596	$46,927
Ratio of expenses to average net assets (3)(5)	1.60	% (4)	1.61%	1.62%	1.68%	1.81%	1.96%
Ratio of net investment income to average net assets (3)(5)	7.24	% (4)	6.96%	6.43%	6.76%	6.77%	7.80%
Portfolio turnover rate (4)	28%		50%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2011 *
		2015	2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.08	$12.26	$12.61	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(2)	0.46	0.96	0.91	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	(0.23)	(1.27)	(0.42)	1.02	(0.74)	0.11

Total income from investment operations	0.23	(0.31)	0.49	1.96	0.16	0.99

Distributions
From net investment income	(0.43)	(0.87)	(0.84)	(0.84)	(0.86)	(0.80)

Total distributions	(0.43)	(0.87)	(0.84)	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$10.88	$11.08	$12.26	$12.61	$11.49	$12.19

Total return (3)	1.98%	(2.94)%	4.09%	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,458	$184,049	$106,305	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (4)(5)	0.60%	0.61%	0.62%	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (4)(5)	8.24%	7.96%	7.43%	7.76%	7.77%	8.80%
Portfolio turnover rate (3)	28%	50%	59%	40%	86%	42%

*	Commencement of operations was April 1, 2010.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2015 (Unaudited)		For the Year Ended January 31,
			2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.11		$12.65	$13.07	$12.46	$12.40	$10.39

Income from investment operations
Net investment income (1)(2)	0.28		0.64	0.55	0.34	0.11	0.01
Net realized and unrealized gain (loss) on investments	(0.11)		(0.63)	(0.52)	0.55	(0.05)	2.08

Total income (loss) from investment operations	0.17		0.01	0.03	0.89	0.06	2.09

Distributions
From net investment income	(0.30)		(0.55)	(0.45)	(0.28)		(0.08)

Total distributions	(0.30)		(0.55)	(0.45)	(0.28)		(0.08)

Net asset value, end of year/period	$11.98		$12.11	$12.65	$13.07	$12.46	$12.40

Total return (5)	1.40%		(0.01)%	0.26%	7.19%	0.48%	20.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,993		$3,285	$3,322	$3,986	$4,115	$3,653
Ratio of expenses to average net assets (3)(4)(6)	1.33	% (5)	1.32%	1.30%	1.47%	1.53%	1.69%
Ratio of net investment income to average net assets (3)(6)	4.66	% (5)	5.05%	4.36%	2.62%	0.91%	0.13%
Portfolio turnover rate (5)	35%		31%	103%	62%	244%	122%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.43%, 1.62%, 1.59%, 1.47%, 1.53%, and 1.69%, respectively.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)		For the Year Ended January 31
			2015	2014	2013	2012	2011
For a share outstanding throughout each year
Net asset value, beginning of year	$11.22		$11.77	$12.20	$11.66	$11.72	$9.86

Income from investment operations
Net investment income (loss) (1)(2)	0.20		0.48	0.40	0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.10)		(0.58)	(0.49)	0.52	(0.05)	1.95

Total income from investment operations	0.10		(0.10)	(0.09)	0.71	(0.06)	1.86

Distributions
From net investment income	(0.25)		(0.45)	(0.34)	(0.17)		(0.00)*

Total distributions	(0.25)		(0.45)	(0.34)	(0.17)		(0.00)*

Net asset value, end of year	$11.07		$11.22	$11.77	$12.20	$11.66	$11.72

Total return (5)	0.84%		(1.00)%	(0.72)%	6.10%	(0.51)%	18.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,241		$15,396	$14,282	$16,856	$17,651	$17,190
Ratio of expenses to average net assets (3)(4)(6)	2.33	% (5)	2.32%	2.30%	2.47%	2.53%	2.69%
Ratio of net investment income (loss) to average net assets (3)(6)	3.66	% (5)	4.05%	3.40%	1.62%	(0.09)%	(0.87)%
Portfolio turnover rate (5)	35%		31%	103%	62%	244%	122%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.43%, 2.62%, 2.59%, 2.47%, 2.53%, and 2.69%, respectively.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended	For the Period Ended
		January 31, 2015	January 31, 2014 *
For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$12.81	$13.35	$13.50

Income from investment operations
Net investment income (1)(2)	0.29	0.67	0.43
Net realized and unrealized loss on investments	(0.11)	(0.66)	(0.28)

Total income (loss) from investment operations	0.18	0.01	0.15

Distributions
From net investment income	(0.30)	(0.55)	(0.30)

Total distributions	(0.30)	(0.55)	(0.30)

Net asset value, end of year/period	$12.69	$12.81	$13.35

Total return (3)	1.40%	(0.01)%	1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,053	$5,276	$1,019
Ratio of expenses to average net assets (4)(5)(6)	1.33%	1.32%	1.30%
Ratio of net investment income (loss) to average net assets (4)(5)	4.66%	5.05%	4.91%
Portfolio turnover rate (3)	35%	31%	103%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.43%, 1.62% and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.57	$16.81	$14.05	$12.67	$12.99	$10.33

Income from investment operations
Net investment income (loss) (1)(2)	0.09	0.02	(0.01)	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.35	0.74	2.77	1.36	(0.34)	2.64

Total income from investment operations	1.44	0.76	2.76	1.38	(0.32)	2.66

Net asset value, end of year/period	$19.01	$17.57	$16.81	$14.05	$12.67	$12.99

Total return (4)	8.20%	4.52%	19.64%	10.89%	(2.46)%	25.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,952	$19,171	$18,240	$13,556	$13,579	$11,962
Ratio of expenses to average net assets (3)(5)	1.55%	1.54%	1.58%	1.64%	1.59%	1.72%
Ratio of net investment income (loss) to average net assets (3)(5)	0.92%	0.11%	(0.09)%	0.15%	0.16%	0.16%
Portfolio turnover rate (4)	9%	19%	25%	95%	52%	58%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.91	$15.37	$12.95	$11.79	$12.19	$9.79

Income from investment operations
Net investment income (loss) (1)(2)	0.00 †	(0.13)	(0.14)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	1.24	0.67	2.56	1.25	(0.31)	2.48

Total income (loss) from investment operations	1.24	0.54	2.42	1.16	(0.40)	2.40

Net asset value, end of year/period	$17.15	$15.91	$15.37	$12.95	$11.79	$12.19

Total return (4)	7.79%	3.51%	18.69%	9.84%	(3.28)%	24.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,251	$9,264	$9,868	$8,986	$9,405	$15,147
Ratio of expenses to average net assets (3)(5)	2.45%	2.44%	2.48%	2.54%	2.49%	2.62%
Ratio of net investment income (loss) to average net assets (3)(5)	0.02%	(0.79)%	(0.99)%	(0.75)%	(0.74)%	(0.74)%
Portfolio turnover rate (4)	9%	19%	25%	95%	52%	58%

†	Amount less than 0.005.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended	For the Period Ended
		January 31, 2015	January 31, 2014*
For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$18.07	$17.29	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.09	0.02	(0.03)
Net realized and unrealized gain on investments	1.40	0.76	1.82

Total income from investment operations	1.49	0.78	1.79

Net asset value, end of year/period	$19.56	$18.07	$17.29

Total return (3)	8.25%	4.51%	11.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,615	$1,393	$420
Ratio of expenses to average net assets (4)(5)	1.55%	1.54%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	0.92%	0.11%	(0.26)%
Portfolio turnover rate (3)	9%	19%	25%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.13	$35.24	$30.39	$27.14	$27.41	$22.13

Income from investment operations
Net investment income (loss) (1)(2)	(0.11)	(0.16)	(0.16)	(0.14)	(0.13)	(0.24)
Net realized and unrealized gain (loss) on investments	2.10	1.17	5.01	3.39	(0.14)	5.52

Total income (loss) from investment operations	1.99	1.01	4.85	3.25	(0.27)	5.28

Distributions
From net realized gain on security transactions		(0.12)

Total distributions		(0.12)

Net asset value, end of year/period	$38.12	$36.13	$35.24	$30.39	$27.14	$27.41

Total return (4)	5.51%	2.86%	15.96%	11.97%	(0.99)%	23.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,438	$10,087	$11,907	$9,488	$11.389	$9,407
Ratio of expenses to average net assets (3)(5)	1.25%	1.16%	1.23%	1.22%	1.23%	1.45%
Ratio of net investment loss to average net assets (3)(5)	(0.57)%	(0.44)%	(0.47)%	(0.49)%	(0.49)%	(0.96)%
Portfolio turnover rate (4)	0%	7%	3%	7%	16%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended January 31,
		2015	2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$35.08	$34.40	$29.81	$26.76	$27.16	$22.03

Income from investment operations
Net investment income (loss) (1)(2)	(0.20)	(0.34)	(0.32)	(0.27)	(0.26)	(0.36)
Net realized and unrealized gain (loss) on investments	2.05	1.14	4.91	3.32	(0.14)	5.49

Total income (loss) from investment operations	1.85	0.80	4.59	3.05	(0.40)	5.13

Distributions
From net realized gain on security transactions		(0.12)

Total distributions		(0.12)

Net asset value, end of year/period	$36.93	$35.08	$34.40	$29.81	$26.76	$27.16

Total return (4)	5.27%	2.32%	15.40%	11.40%	(1.47)%	23.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,083	$29,539	$29,125	$23,601	$21,280	$18,708
Ratio of expenses to average net assets (3)(5)	1.75%	1.66%	1.73%	1.72%	1.73%	1.95%
Ratio of net investment income (loss) to average net assets (3)(5)	(1.07)%	(0.94)%	(0.97)%	(0.99)%	(0.99)%	(1.46)%
Portfolio turnover rate (4)	0%	7%	3%	7%	16%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2015 (Unaudited)	For the Year Ended	For the Period Ended
		January 31, 2015	January 31, 2014*
For a share outstanding throughout the year/period
Net asset value, beginning of year/period	$37.33	$36.23	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	(0.01)	0.02	0.03
Net realized and unrealized gain on investments	2.17	1.20	3.20

Total income from investment operations	2.16	1.22	3.23

Distributions
From net realized gain on security transactions		(0.12)

Total distributions		(0.12)

Net asset value, end of year/period	$39.49	$37.33	$36.23

Total return (3)	5.79%	3.36%	9.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,717	$2,877	$1,560
Ratio of expenses to average net assets (4)(5)	0.75%	0.66%	0.73%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.07)%	0.06%	0.13%
Portfolio turnover rate (3)	0%	7%	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

(Information as of and for the six months ended July 31, 2015 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$32,845,043	$—	$—	$32,845,043
Corporate Bonds & Notes	—	499,561	—	499,561
Investment Companies	4,912,262	—	—	4,912,262
Preferred Stocks	93,760	—	—	93,760

Total	$37,851,065	$499,561	$—	$38,350,626

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$73,560,717	$—	$—	$73,560,717
Investment Companies	8,724,060	—	—	8,724,060

Total	$82,284,777	$—	$—	$82,284,777

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$252,789,366	$—	$—	$252,789,366
Convertible Securities	—	1,355,906	—	1,355,906
Corporate Bonds & Notes	—	300,507,130	—	300,507,130
Investment Companies	248,623,258	—	—	248,623,258
Preferred Stocks	13,961,290	—	—	13,961,290

Total	$515,373,914	$301,863,036	$—	$817,236,950

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds & Notes	$—	$14,080,956	$—	$14,080,956
Investment Companies	12,654,302	—	—	12,654,302

Total	$12,654,302	$14,080,956	$—	$26,735,258

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$26,714,571	$—	$—	$26,714,571
Investment Companies	2,966,999	—	—	2,966,999
Limited Partnerships	151,677	—	—	151,677

Total	$29,833,247	$—	$—	$29,833,247

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$42,304,992	$—	$—	$42,304,992

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Core Income Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the six months ended July 31, 2015, the Advisor voluntarily waived $12,862 of fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the six months ended July 31, 2015, the Advisor received $21,776, $23,738, $52,922, $21,144, $21,337, and $14,731 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund, respectively.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the six months ended July 31, 2015, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$3,739,219	$3,569,800	$—	$—
Growth Fund	18,568,837	15,847,122	—	—
Income Fund	283,277,999	231,294,274	—	—
Core Income Fund	12,395,161	8,936,893	—	—
Value Fund	2,567,401	4,774,385	—	—
Master Allocation Fund	—	2,950,000	—	—

7.	Fund Share Transactions

Share transactions for the six months ended July 31, 2015 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,026,761	$47,941	$(428,979)	$1,645,723	45,533	1,063	(9,446)	37,150
Class L	822,941	90,487	(2,660,611)	(1,747,183)	18,538	2,059	(61,158)	(40,561)
Institutional Class	1,489,860	76,342	(1,171,533)	394,669	31,677	1,664	(25,252)	8,089
Growth Fund:
Class A	5,274,292	—	(3,377,935)	1,896,357	347,346	—	(219,513)	127,833
Class L	3,357,127	—	(5,886,175)	(2,529,048)	245,045	—	(436,795)	(191,750)
Institutional Class	5,796,312	—	(1,544,975)	4,251,337	356,907	—	(96,815)	260,092
Income Fund:
Class A	31,975,731	5,126,380	(40,768,548)	(3,666,437)	2,929,265	472,960	(3,747,495)	(345,270)
Class L	59,608,945	13,665,113	(60,071,280)	13,202,778	5,702,844	1,317,452	(5,771,417)	1,248,879
Institutional Class	70,814,328	6,408,440	(42,036,478)	35,186,290	6,256,292	569,987	(3,720,610)	3,105,669
Core Income Fund:
Class A	2,058,700	105,070	(395,454)	1,768,316	169,268	8,642	(32,401)	145,509
Class L	3,577,663	332,319	(1,833,361)	2,076,621	317,749	29,559	(162,941)	184,367
Institutional Class	3,114,796	122,072	(4,463,794)	(1,226,926)	240,785	9,478	(342,717)	(92,454)
Value Fund:
Class A	167,545	—	(1,933,526)	(1,765,981)	9,044	—	(103,535)	(94,491)
Class L	319,345	—	(1,052,763)	(733,418)	18,635	—	(61,245)	(42,610)
Institutional Class	664,209	—	(541,095)	123,114	33,595	—	(28,094)	5,501
Master Allocation Fund:
Class A	268,522	—	(1,476,112)	(1,207,590)	7,001	—	(38,631)	(31,630)
Class L	2,053,803	—	(3,044,408)	(990,605)	55,177	—	(82,499)	(27,322)
Institutional Class	177,557	—	(503,606)	(326,049)	4,520	—	(12,795)	(8,275)

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

At July 31, 2015, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$7,281,109	$33,553,085	$179,121,750	$4,993,399	$18,951,975	$9,438,163
Class L	10,548,956	34,767,375	428,108,588	17,240,989	9,251,452	30,082,879
Institutional Class	20,554,044	12,541,204	214,457,515	4,053,328	1,615,221	2,716,702

Share transactions for the period ended January 31, 2015 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,038,159	$142,121	$(2,152,553)	$27,727	43,959	3,109	(48,337)	(1,269)
Class L	2,613,894	281,856	(1,268,903)	1,626,847	58,594	6,339	(28,289)	36,644
Institutional Class	4,058,950	229,599	(4,341,941)	(53,392)	87,988	4,929	(93,019)	(102)
Growth Fund:
Class A	6,656,643	—	(5,659,919)	996,724	460,742	—	(399,409)	61,333
Class L	6,767,524	—	(6,300,272)	467,252	525,516	—	(492,212)	33,304
Institutional Class	6,809,898	—	(3,389,564)	3,420,334	449,671	—	(222,173)	227,498
Income Fund:
Class A	84,002,352	10,345,962	(111,750,526)	(17,402,212)	7,089,727	883,470	(9,582,568)	(1,609,371)
Class L	175,558,632	22,418,861	(82,472,703)	115,504,790	15,449,611	2,004,910	(7,451,186)	10,003,335
Institutional Class	155,150,357	8,731,228	(66,878,690)	97,002,895	12,867,932	725,115	(5,651,192)	7,941,855
Core Income Fund:
Class A	1,601,721	120,224	(1,637,104)	84,841	128,311	9,481	(129,087)	8,705
Class L	5,615,025	513,424	(4,272,567)	1,855,882	477,447	43,619	(362,037)	159,029
Institutional Class	4,698,785	110,597	(383,455)	4,425,927	356,509	8,266	(29,190)	335,585
Value Fund:
Class A	2,425,288	—	(2,320,223)	105,065	135,992	—	(129,616)	6,376
Class L	809,505	—	(1,774,182)	(964,677)	49,772	—	(109,803)	(60,031)
Institutional Class	981,700	—	—	981,700	52,778	—	—	52,778
Master Allocation Fund:
Class A	1,947,570	32,571	(4,130,604)	(2,150,463)	52,592	875	(112,072)	(58,605)
Class L	6,557,212	102,944	(6,784,883)	(124,727)	182,126	2,847	(189,580)	(4,607)
Institutional Class	1,523,515	7,867	(224,615)	1,306,767	39,730	205	(5,907)	34,028

At January 31, 2015, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,559,479	$29,342,982	$186,423,138	$3,285,158	$19,170,723	$10,087,238
Class L	12,205,751	34,911,334	424,727,468	15,396,107	9,264,046	29,538,681
Institutional Class	19,971,406	7,743,738	184,048,687	5,275,747	1,392,804	2,877,100

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2015, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Cost of investments	$33,650,589	$62,359,433	$860,143,338	$27,413,384	$21,969,907	$22,976,529

Gross unrealized appreciation	$6,486,328	$21,059,618	$17,872,159	$162,839	$8,667,642	$19,328,463
Gross unrealized depreciation	(1,786,291)	(1,134,274)	(60,778,547)	(840,965)	(804,302)	—

Net unrealized appreciation/(depreciation) on investments	$4,700,037	$19,925,344	$(42,906,388)	$(678,126)	$7,863,340	$19,328,463

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the six months ended July 31, 2015 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2015	Value 7/31/2015	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	285,324	—	(6,536)	278,788	$12,740,613	$145,617	$4,991
API Growth Fund	999,962	—	(65,305)	934,657	14,440,445	—	153,900
API Value Fund	869,827	—	(88,512)	781,315	14,852,790	—	159,145

Total	2,155,113	—	(160,353)	1,994,760	$42,033,848	$145,617	$318,036

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 to July 31, 2015.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2015	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.62%
Actual	$1,000.00	$1,019.60	$8.11
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.10
Class L				2.12%
Actual	1,000.00	1,017.10	10.60
Hypothetical (5% return before expenses)	1,000.00	1,014.28	10.59
Institutional Class				1.12%
Actual	1,000.00	1,022.10	5.62
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.61

Growth Fund
Class A				1.36%
Actual	1,000.00	1,076.70	7.00
Hypothetical (5% return before expenses)	1,000.00	1,018.05	6.80
Class L				2.36%
Actual	1,000.00	1,070.60	12.12
Hypothetical (5% return before expenses)	1,000.00	1,013.09	11.78
Institutional Class				1.36%
Actual	1,000.00	1,076.50	7.00
Hypothetical (5% return before expenses)	1,000.00	1,018.05	6.80

Income Fund
Class A				1.10%
Actual	1,000.00	1,017.10	5.50
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51
Class L				1.60%
Actual	1,000.00	1,014.50	7.99
Hypothetical (5% return before expenses)	1,000.00	1,016.86	8.00
Institutional Class				0.60%
Actual	1,000.00	1,019.80	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01

Core Income Fund
Class A				1.33%
Actual	1,000.00	1,014.00	6.64
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.66
Class L				2.33%
Actual	1,000.00	1,008.40	11.60
Hypothetical (5% return before expenses)	1,000.00	1,013.24	11.63
Institutional Class				1.33%
Actual	1,000.00	1,014.00	6.64
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.66

Value Fund
Class A				1.55%
Actual	1,000.00	1,082.00	8.00
Hypothetical (5% return before expenses)	1,000.00	1,017.11	7.75
Class L				2.45%
Actual	1,000.00	1,077.90	12.62
Hypothetical (5% return before expenses)	1,000.00	1,012.65	12.23
Institutional Class				1.55%
Actual	1,000.00	1,082.50	8.00
Hypothetical (5% return before expenses)	1,000.00	1,017.11	7.75

	Beginning Account Value	Ending Account Value 7/31/2015	Expenses Paid * During the Period	Annualized Expense Ratio
Master Allocation Fund
Class A				1.25%
Actual	$1,000.00	$1,055.10	$6.37
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26
Class L				1.75%
Actual	1,000.00	1,052.70	8.91
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75
Institutional Class				0.75%
Actual	1,000.00	1,057.90	3.83
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 25, 2015. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under each Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor, if any (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, representatives from the Advisor presented additional information to help the Board evaluate the Advisor’s fees and other aspects of each Advisory Agreement. Among other things, the representatives presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of the Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under each Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable in light of all the facts and circumstances considered; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the separate concurrence of the Independent Trustees, approved the Advisory Agreements for each Fund for another year.

Other	Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: September 29, 2015

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2015

/s/ David D. Basten
David D. Basten
President

Date: September 29, 2015

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer